UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund:   Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 –	Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC

Annual Report, December 31, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

The benchmark for the Extended Market Index Series (the “Series”) changed from the Dow Jones Wilshire 4500 (Full Cap) Index to the Dow Jones Wilshire 4500 Index. This change was made as Dow Jones and Wilshire Associates halted the calculation of the full-cap version of the Index on June 30, 2008.

•

During the 12 months ended December 31, 2008, the portfolio generated a return that was comparable to that of the Dow Jones Wilshire 4500 Index as the Series generated a return of (39.13)% compared to (39.03)% for the Index. The Wilshire 4500 measures the performance of stocks in the Wilshire 5000 Index minus the stocks found in the Standard & Poor’s 500 (S&P 500) Index.

What factors influenced performance?

•

2008 turned out to be a year investors would like to forget, but instead will vividly remember. The economy and financial markets remained relatively resilient throughout the first part of the year before collapsing outright in September, producing the worst year for stocks since The Great Depression. With the exception of government bonds and cash, nearly every asset class, including stocks, credit-related fixed income, commodities and real estate, saw sharp declines. Credit issues dominated the financial headlines, resulting in the collapse of several storied financial institutions. Government responses around the world were rapid and inventive, with the US Federal Reserve and other policymakers adopting new lending and asset purchase programs in an effort to restore some measure of liquidity to the system.

•

The Federal Reserve Board (the “Fed”), after slashing interest rates aggressively in the early months of 2008, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a “target range” of between zero and 0.25% on December 16, its lowest level in history. The Fed acknowledged that “weak economic conditions are likely to warrant exceptionally low levels of the federal funds rate for some time,” and indicated that it will continue to pursue unconventional policies of quantitative easing (in which the Fed injects cash into the financial system by purchasing assets).

Describe recent portfolio activity.

•

Throughout the 12-month period, as changes were made to the composition of the Dow Jones Wilshire 4500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period-end.

• In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Extended Market Index Series

Portfolio information as of December 31, 2008

Industry Representation	Percent of Long-Term Investments

Miscellaneous Finance	12%
Drugs & Medicine	11
Business Services	11
Electronics	7
Real Property	6
Energy & Utilities	5
Insurance	5
Banks	5
Producer Goods	4
Energy & Raw Materials	4
Domestic Oil	4
Retail	3
Food & Agriculture	2
Chemicals	2
Media	2
Construction	2
Non-Durables	2
Telephone	2
Air Transport	1
Travel & Recreation	1
Motor Vehicles	1
Aerospace	1
Apparel	1
Business Machines	1
Trucking & Freight	1
Non-Ferrous Metals	1
Railroads & Shipping	1
Paper & Forest Products	1
Steel	1

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including futures and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace - 0.9%	AeroVironment, Inc. (a)	1,700	$62,577
	Aerosonic Corp. (a)	200	140
	Argon ST, Inc. (a)	1,800	33,948
	Astroince Corp. Class B (a)	250	2,147
	Astronics Corp. (a)	1,000	8,900
	Crane Co.	5,100	87,924
	Cubic Corp.	1,600	43,520
	ESCO Technologies, Inc. (a)	2,700	110,565
	EnPro Industries, Inc. (a)	2,200	47,388
	Esterline Technologies Corp. (a)	3,000	113,670
	Garmin Ltd.	12,500	239,625
	GenCorp, Inc. (a)	4,100	15,088
	Heico Corp. Class A	1,792	51,896
	KVH Industries, Inc. (a)	2,700	13,986
	Kaman Corp. Class A	2,300	41,699
	SAIC, Inc. (a)	17,600	342,848
	SatCon Technology Corp. (a)	5,900	9,145
	Spacehab, Inc. (a)	50	13
	Spirit Aerosystems Holdings, Inc. Class A (a)	10,200	103,734
	Teledyne Technologies, Inc. (a)	3,100	138,105
	Trimble Navigation Ltd. (a)	11,434	247,089
	Veeco Instruments, Inc. (a)	3,800	24,092

			1,738,099

Air Transport - 1.1%	AAR Corp. (a)	3,300	60,753
	AMR Corp. (a)(b)	27,900	297,693
	AirTran Holdings, Inc. (a)	13,400	59,496
	Aircastle Ltd.	5,600	26,768
	Alaska Air Group, Inc. (a)	3,700	108,225
	Allegiant Travel Co. (a)	1,600	77,712
	Atlas Air Worldwide Holdings, Inc. (a)	1,500	28,350
	Aviation General, Inc. (a)	1,200	0
	Continental Airlines, Inc. Class B (a)	12,070	217,984
	Delta Air Lines, Inc. (a)	64,425	738,311
	ExpressJet Holdings, Inc. (a)	160	272
	Great Lakes Aviation Ltd. (a)	700	1,050
	Hawaiian Holdings, Inc. (a)	5,102	32,551
	JetBlue Airways Corp. (a)	15,275	108,453
	LMI Aerospace, Inc. (a)	1,500	17,055
	Mesa Air Group, Inc. (a)	2,000	520
	PHI, Inc. (a)	1,900	26,619
	Pinnacle Airlines Corp. (a)	3,100	5,270
	Republic Airways Holdings, Inc. (a)	2,800	29,876
	SkyWest, Inc.	5,000	93,000
	TransDigm Group, Inc. (a)	2,500	83,925
	UAL Corp.	13,830	152,407

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	US Airways Group, Inc. (a)	11,959	$92,443
	Vanguard Airlines, Inc. (a)	200	0

			2,258,733

Apparel - 0.9%	Aéropostale, Inc. (a)	6,825	109,883
	bebe Stores, Inc.	3,150	23,530
	Brown Shoe Co., Inc.	3,100	26,257
	The Buckle, Inc.	2,325	50,731
	Cache, Inc. (a)	2,300	4,646
	Carter’s, Inc. (a)	5,200	100,152
	Cherokee, Inc.	1,400	24,290
	Citi Trends, Inc. (a)	1,600	23,552
	Columbia Sportswear Co. (c)	1,600	56,592
	Crocs, Inc. (a)(c)	8,600	10,664
	Deckers Outdoor Corp. (a)	1,500	119,805
	Destination Maternity Corp. (a)	1,200	9,420
	Dixie Group, Inc. (a)	900	1,377
	Escalade, Inc.	900	675
	Finlay Enterprises, Inc. (a)	600	24
	Fossil, Inc. (a)	5,017	83,784
	G-III Apparel Group, Ltd. (a)	1,200	7,668
	GSI Commerce, Inc. (a)	3,000	31,560
	Guess?, Inc.	5,600	85,960
	Heelys, Inc.	3,700	8,399
	Iconix Brand Group, Inc. (a)	5,981	58,494
	J. Crew Group, Inc. (a)	5,100	62,220
	Joe’s Jeans, Inc. (a)	2,300	805
	Jos. A. Bank Clothiers, Inc. (a)(c)	1,456	38,074
	K-Swiss, Inc. Class A	3,200	36,480
	Kenneth Cole Productions, Inc. Class A	1,800	12,744
	Lacrosse Footwear, Inc.	500	6,240
	Liz Claiborne, Inc.	9,700	25,220
	Maidenform Brands, Inc. (a)	1,600	16,240
	New York & Co. (a)	2,600	6,032
	Oxford Industries, Inc.	1,600	14,032
	Perry Ellis International, Inc. (a)	1,800	11,412
	Phillips-Van Heusen Corp.	4,400	88,572
	Phoenix Footwear Group, Inc. (a)	1,000	300
	Quiksilver, Inc. (a)	12,500	23,000
	Rocky Brands, Inc. (a)	1,000	3,950
	Skechers U.S.A., Inc. Class A (a)	2,700	34,614
	Stage Stores, Inc.	2,700	22,275
	Steven Madden Ltd. (a)	2,100	44,772
	Superior Uniform Group, Inc.	1,500	11,835
	Tandy Brands Accessories, Inc.	200	270
	Timberland Co. Class A (a)	3,500	40,425
	True Religion Apparel, Inc. (a)	2,500	31,100
	Under Armour, Inc. Class A (a)(c)	3,400	81,056

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Unifi, Inc. (a)	3,200	$9,024
	Volcom, Inc. (a)	2,200	23,980
	The Warnaco Group, Inc. (a)	4,400	86,372
	Weyco Group, Inc.	600	19,830
	Wolverine World Wide, Inc.	5,000	105,200
	Xerium Technologies, Inc. (a)	300	198

			1,693,735

Banks - 5.0%	Abington Bancorp, Inc.	900	8,325
	Ameriana Bancorp	200	1,116
	American Bancorp of New Jersey	1,200	14,280
	American National Bankshares, Inc.	400	6,800
	AmericanWest Bancorp	2,200	1,628
	Ameris Bancorp	720	8,532
	Ames National Corp.	700	18,578
	Arrow Financial Corp.	570	14,329
	Associated Banc-Corp.	11,559	241,930
	BCSB Bancorp, Inc. (a)	631	5,496
	Bancfirst Corp.	1,000	52,920
	Bancorp of New Jersey, Inc. (a)	1,300	14,170
	The Bancorp, Inc. (a)	2,500	9,375
	BancorpSouth, Inc.	8,000	186,880
	Bank Mutual Corp.	5,900	68,086
	Bank of Granite Corp.	781	1,913
	Bank of Hawaii Corp. (b)	5,000	225,850
	BankAtlantic Bancorp, Inc.	2,420	14,036
	BankFinancial Corp.	1,000	10,190
	Bar Harbor Bankshares	200	5,150
	Beneficial Mutual Bancorp, Inc. (a)	3,700	41,625
	Berkshire Bancorp, Inc.	300	1,410
	Boston Private Financial Holdings, Inc.	5,500	37,620
	Bridge Bancorp, Inc.	1,100	20,350
	Brookline Bancorp, Inc.	6,099	64,954
	Bryn Mawr Bank Corp.	500	10,050
	CFS Bancorp, Inc.	2,100	8,190
	Camden National Corp.	700	18,886
	Cape Bancorp, Inc. (a)	200	1,834
	Capital Bank Corp.	1,100	6,754
	Capital City Bank Group, Inc. (c)	825	22,473
	Capitol Bancorp Ltd.	720	5,616
	Capitol Federal Financial	2,140	97,584
	Cardinal Financial Corp.	4,200	23,898
	Carrollton Bancorp	210	1,218
	Cascade Bancorp	2,975	20,081
	Center Bancorp, Inc.	2,688	21,988
	Center Financial Corp.	1,800	11,106
	Centerstate Banks of Florida, Inc.	300	5,097
	Century Bancorp, Inc. Class A	900	14,175

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Chemical Financial Corp.	2,713	$75,638
	Citizens & Northern Corp.	612	12,087
	Citizens Banking Corp.	8,985	26,775
	Citizens South Banking Corp.	2,328	13,945
	City Holding Co.	1,800	62,604
	City National Corp.	4,200	204,540
	CityBank	2,050	10,660
	Clifton Savings Bancorp, Inc.	980	11,623
	CoBiz Financial, Inc. (c)	1,250	12,175
	The Colonial BancGroup, Inc. (c)	21,446	44,393
	Colony Bankcorp, Inc.	500	4,005
	Columbia Banking System, Inc.	2,030	24,218
	Comm Bancorp, Inc.	100	3,501
	Commerce Bancshares, Inc.	5,979	262,777
	Community Bancorp (a)	2,100	7,287
	Community Bank System, Inc.	3,300	80,487
	Community Trust Bancorp, Inc.	1,580	58,065
	Corus Bankshares, Inc. (c)	4,800	5,328
	Cullen/Frost Bankers, Inc.	5,640	285,835
	Danvers Bancorp, Inc.	1,700	22,729
	Doral Financial Corp. (a)	677	5,078
	ESSA Bancorp, Inc.	2,500	35,325
	East-West Bancorp, Inc.	7,090	113,227
	Encore Bancshares, Inc. (a)	1,700	18,700
	Enterprise Financial Services Corp.	500	7,620
	EuroBancshares, Inc. (a)	1,400	2,254
	F.N.B. Corp.	8,989	118,655
	FNB United Corp.	300	942
	Farmers Capital Bank Corp.	300	7,326
	Financial Institutions, Inc.	1,900	27,265
	First BanCorp., Puerto Rico	8,600	95,804
	First Bancorp, Inc.	400	7,956
	First Bancorp, North Carolina	900	16,515
	First Busey Corp. (c)	2,850	51,984
	First Cash Financial Services, Inc. (a)	3,100	59,086
	First Citizens Banc Corp	1,000	6,040
	First Citizens BancShares, Inc. Class A	590	90,152
	First Commonwealth Financial Corp.	9,100	112,658
	First Community Bancshares, Inc.	1,200	41,844
	First Federal Bancshares of Arkansas, Inc.	1,200	8,820
	First Financial Bancorp	4,710	58,357
	First Financial Bankshares, Inc.	1,866	103,022
	First Financial Service Corp.	358	4,228
	First M&F Corp.	600	4,830
	First Merchants Corp.	2,115	46,974
	First Midwest Bancorp, Inc.	5,675	113,330
	First Niagara Financial Group, Inc.	11,489	185,777

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	First Regional Bancorp (a)	600	$1,944
	First Security Group, Inc.	200	924
	First South Bancorp, Inc.	600	7,536
	First State Bancorp.	3,300	5,445
	The First of Long Island Corp.	400	9,500
	FirstMerit Corp.	7,800	160,602
	Fox Chase Bancorp, Inc. (a)	1,600	17,600
	Frontier Financial Corp. (c)	5,400	23,544
	Fulton Financial Corp.	18,411	177,114
	Gateway Financial Holdings, Inc.	1,200	6,971
	German American Bancorp, Inc.	661	7,529
	Great Southern Bancorp, Inc.	600	6,864
	Greene County Bancshares, Inc.	1,817	24,598
	Guaranty Bancorp (a)	2,600	5,200
	Guaranty Financial Group, Inc. (a)	2,833	7,394
	Hampton Roads Bankshares, Inc.	200	1,734
	Hancock Holding Co.	3,000	136,380
	Hanmi Financial Corp.	7,356	15,153
	Harleysville National Corp.	3,369	48,647
	Hawthorn Bancshares, Inc.	250	4,310
	Heartland Financial USA, Inc.	900	18,531
	Heritage Commerce Corp.	1,900	21,356
	Home Bancorp, Inc. (a)	200	1,954
	Home Bancshares, Inc.	1,116	30,076
	Horizon Financial Corp.	625	2,963
	Imperial Capital Bancorp, Inc.	300	675
	Independent Bank Corp./MA	1,900	49,704
	Indiana Community Bancorp	1,100	13,200
	Integra Bank Corp.	2,200	3,014
	Internet Capital Group, Inc. (a)	2,175	11,854
	Intervest Bancshares Corp.	2,100	8,379
	Investors Bancorp, Inc. (a)	3,400	45,662
	Irwin Financial Corp. (a)	5,500	7,095
	Jefferson Bancshares, Inc.	1,900	15,409
	Kearny Financial Corp.	2,300	29,440
	Lakeland Bancorp, Inc.	2,500	28,150
	Lakeland Financial Corp.	1,700	40,494
	Legacy Bancorp, Inc.	1,700	17,969
	Macatawa Bank Corp.	787	2,731
	MainSource Financial Group, Inc.	2,301	35,666
	Malvern Federal Bancorp, Inc.	1,200	11,040
	Mercantile Bank Corp.	2,070	8,901
	Merchants Bancshares, Inc.	350	6,577
	Metavante Technologies, Inc. (a)	8,100	130,491
	Midwest Banc Holdings, Inc.	1,000	1,400
	NBT Bancorp, Inc.	3,460	96,742
	Nara Bancorp, Inc.	3,100	30,473

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Bankshares, Inc.	100	$1,943
	National Penn Bancshares, Inc.	8,227	119,374
	NewAlliance Bancshares, Inc.	9,000	118,530
	Newbridge Bancorp	2,004	4,770
	North Valley Bancorp	2,200	8,228
	Northern States Financial Corp.	300	1,140
	Northfield Bancorp, Inc.	900	10,125
	Norwood Financial Corp.	157	4,318
	OceanFirst Financial Corp.	1,700	28,220
	Ohio Valley Banc Corp.	875	15,750
	Old National Bancorp	6,932	125,885
	Old Second Bancorp, Inc. (c)	1,886	21,878
	Oriental Financial Group	3,794	22,954
	PFF Bancorp, Inc. (a)	1,660	11
	Pacific Continental Corp.	300	4,491
	Pamrapo Bancorp, Inc.	1,000	7,530
	Park National Corp. (c)	930	66,728
	Parkvale Financial Corp.	300	3,726
	Peapack-Gladstone Financial Corp.	563	14,998
	Penns Woods Bancorp, Inc.	800	18,424
	Pennsylvania Commerce Bancorp, Inc. (a)	400	10,664
	Peoples Bancorp of North Carolina, Inc.	363	3,332
	Peoples Bancorp, Inc.	595	11,382
	Peoples Financial Corp.	1,000	17,800
	Pinnacle Financial Partners, Inc. (a)	1,880	56,043
	Popular, Inc. (c)	25,939	133,845
	Porter Bancorp, Inc.	985	15,120
	Preferred Bank	1,850	11,100
	Premierwest Bancorp	800	5,352
	PrivateBancorp, Inc.	3,600	116,856
	Prosperity Bancshares, Inc.	5,200	153,868
	Provident Bankshares Corp.	4,556	44,011
	Provident New York Bancorp	4,803	59,557
	Prudential Bancorp, Inc. of Pennsylvania	1,500	15,390
	Republic Bancorp, Inc. Class A	1,448	39,386
	Republic First Bancorp, Inc. (a)	1,946	17,125
	Rockville Financial, Inc.	1,300	18,161
	Royal Bancshares of Pennsylvania Class A	785	2,614
	S&T Bancorp, Inc.	2,600	92,300
	S1 Corp. (a)	6,000	47,340
	SCBT Financial Corp.	700	24,150
	SVB Financial Group (a)	3,475	91,149
	SY Bancorp, Inc.	710	19,525
	Sandy Spring Bancorp, Inc.	2,050	44,752
	Savannah Bancorp, Inc.	188	1,664
	Seacoast Banking Corp. of Florida (c)	2,970	19,602
	Shore Bancshares, Inc.	450	10,796

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sierra Bancorp	200	$4,200
	Signature Bank (a)	3,100	88,939
	Simmons First National Corp. Class A	1,500	44,205
	Smithtown Bancorp, Inc.	400	6,412
	The South Financial Group, Inc.	8,655	37,390
	Southside Bancshares, Inc.	1,652	38,822
	Southwest Bancorp, Inc.	2,200	28,512
	Southwest Georgia Financial Corp.	132	1,373
	State Bancorp, Inc.	725	7,062
	StellarOne Corp.	1,425	24,083
	Sterling Bancorp	2,605	36,548
	Sterling Bancshares, Inc.	9,225	56,088
	Suffolk Bancorp	1,200	43,116
	Summit Financial Group, Inc.	500	4,500
	Sun Bancorp, Inc. (a)	1,309	9,804
	Superior Bancorp (a)	250	793
	Susquehanna Bancshares, Inc.	9,700	154,327
	Synovus Financial Corp.	28,000	232,400
	TCF Financial Corp.	12,990	177,443
	TFS Financial Corp.	10,000	129,000
	Temecual Valley Bancorp, Inc.	400	377
	Texas Capital Bancshares, Inc. (a)	3,300	44,088
	Tompkins Trustco, Inc.	632	36,624
	Towne Bank	1,900	47,101
	Trico Bancshares	1,000	24,970
	TrustCo Bank Corp. NY	8,260	78,553
	Trustmark Corp.	5,300	114,427
	UCBH Holdings, Inc.	12,850	88,408
	UMB Financial Corp.	3,120	153,317
	Umpqua Holdings Corp. (c)	6,536	94,576
	Union Bankshares Corp.	850	21,080
	United Bancorp, Inc.	336	3,360
	United Bankshares, Inc.	4,500	149,490
	United Community Financial Corp.	1,678	1,510
	United Financial Bancorp, Inc.	1,100	16,654
	United Security Bancshares	200	2,316
	United Western Bancorp, Inc.	1,600	14,976
	Univest Corp. of Pennsylvania	900	28,926
	Valley National Bancorp	13,207	267,442
	Vineyard National Bancorp (c)	2,625	400
	Virginia Commerce Bancorp (a)	3,080	15,924
	WSFS Financial Corp.	900	43,191
	Washington Trust Bancorp, Inc.	800	15,800
	WesBanco, Inc.	2,789	75,889
	West Coast Bancorp	2,200	14,498
	Westamerica Bancorp.	3,100	158,565
	Western Alliance Bancorp (a)	1,700	17,153

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Whitney Holding Corp.	7,625	$121,924
	Wilmington Trust Corp.	7,000	155,680
	Wilshire Bancorp, Inc.	2,300	20,884
	Wintrust Financial Corp.	2,950	60,682
	Yardkin Valley Financial Corp.	400	5,700

			9,957,278

Business Machines - 0.8%	3Com Corp. (a)	32,890	74,989
	3D Systems Corp. (a)	2,200	17,468
	ActivIdentity Corp. (a)	3,700	6,623
	Adaptec, Inc. (a)	13,400	44,220
	American Railcar Industries, Inc.	1,800	18,954
	American Software Class A	4,300	20,210
	Analogic Corp.	1,400	38,192
	Arbitron, Inc.	2,800	37,184
	Avocent Corp. (a)	4,800	85,968
	Black Box Corp.	1,400	36,568
	Borland Software Corp. (a)	5,300	5,565
	California First National Bancorp	600	3,966
	Charles & Colvard Ltd. (a)	1,750	350
	Communication Intelligence Corp. (a)	700	53
	Concurrent Computer Corp. (a)	390	1,326
	Convera Corp. (a)	9,200	2,484
	Cray, Inc. (a)	2,475	5,148
	Diebold, Inc.	5,900	165,731
	Digi International, Inc. (a)	1,300	10,543
	Digital Lightwave, Inc. (a)	3,600	58
	Emageon, Inc. (a)	4,100	7,585
	Fair Isaac Corp.	4,551	76,730
	Flow International Corp. (a)	4,500	10,890
	Hanger Orthopedic Group, Inc. (a)	2,400	34,824
	Hypercom Corp. (a)	3,100	3,348
	Immersion Corp. (a)	4,800	28,272
	Integrated Device Technology, Inc. (a)	16,770	94,080
	iRobot Corp. (a)(c)	1,700	15,351
	LTX-Credence Corp. (a)	10,535	2,844
	Lantronix, Inc. (a)	2,100	1,176
	MIPS Technologies, Inc. (a)	3,200	3,552
	Micros Systems, Inc. (a)	8,200	133,824
	Network Engines, Inc. (a)	7,500	2,925
	Omnicell, Inc. (a)	3,800	46,398
	PAR Technology Corp. (a)	1,000	5,550
	Palm, Inc. (a)(c)	9,826	30,166
	Premiere Global Services, Inc. (a)	4,685	40,338
	Rackable Systems, Inc. (a)	3,600	14,184
	Rimage Corp. (a)	1,600	21,456
	ScanSource, Inc. (a)	2,700	52,029
	Sigma Designs, Inc. (a)(c)	2,900	27,550

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Soapstone Networks, Inc. (a)	3,315	$8,553
	SumTotal Systems, Inc. (a)	445	1,264
	Sybase, Inc. (a)	8,055	199,522
	Tech Data Corp. (a)	5,200	92,768
	Transact Technologies, Inc. (a)	1,140	5,233
	VeriFone Holdings, Inc. (a)	6,800	33,320
	White Electronic Designs Corp. (a)	3,100	11,346

			1,580,678

Business Services - 10.1%	3PAR, Inc. (a)	2,000	15,260
	4Kids Entertainment, Inc. (a)	1,000	1,960
	ABM Industries, Inc. (b)	4,000	76,200
	ACI Worldwide, Inc. (a)	3,300	52,470
	AMICAS, Inc. (a)	3,400	5,678
	AMN Healthcare Services, Inc. (a)	4,420	37,393
	Aastrom Biosciences, Inc. (a)(c)	11,100	5,550
	Accenture Ltd. Class A	57,000	1,869,030
	Actuate Corp. (a)	3,700	10,952
	Adept Technology, Inc. (a)	40	150
	Administaff, Inc.	1,800	39,024
	Advent Software, Inc. (a)	2,200	43,934
	The Advisory Board Co. (a)	1,900	42,370
	Affymetrix, Inc. (a)	10,160	30,378
	Alfacell Corp. (a)	3,400	918
	Alliance Data Systems Corp. (a)	6,400	297,792
	The Allied Defense Group, Inc. (a)	1,000	6,200
	Allied Healthcare International, Inc. (a)	3,100	3,379
	Alnylam Pharmaceuticals, Inc. (a)	3,100	76,663
	Ambassadors International, Inc. (a)	1,800	1,314
	American Dental Partners, Inc. (a)	100	694
	American Ecology Corp.	2,060	41,673
	American Independence Corp. (a)	48	132
	American Public Education, Inc. (a)	1,500	55,785
	American Reprographics Co. (a)	2,700	18,630
	American Superconductor Corp. (a)(c)	3,900	63,609
	Analysts International Corp. (a)	200	118
	Ansys, Inc. (a)	8,206	228,865
	Arbinet-Thexchange, Inc.	4,700	7,050
	ArcSight, Inc. (a)	200	1,602
	Ariba, Inc. (a)	8,554	61,674
	Art Technology Group, Inc. (a)	8,471	16,349
	athenahealth, Inc. (a)	2,300	86,526
	Authentidate Holding Corp. (a)	2,000	502
	BSQUARE Corp. (a)	1,150	2,633
	Bankrate, Inc. (a)(c)	1,800	68,400
	Baran Group Ltd. (a)	102	816
	Barrett Business Services, Inc.	600	6,540
	Blackbaud, Inc.	4,748	64,098

See Notes to Financial Statements.

11

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Blackboard, Inc. (a)	2,900	$76,067
	Blue Coat Systems, Inc. (a)	3,940	33,096
	Bottomline Technologies, Inc. (a)	1,000	7,100
	Bowne & Co., Inc.	2,100	12,348
	The Brink’s Co.	4,200	112,896
	Brink’s Home Security Holdings, Inc. (a)	4,000	87,680
	Brocade Communications Systems, Inc. (a)	37,657	105,439
	Brookdale Senior Living, Inc.	4,200	23,436
	CACI International, Inc. Class A (a)	3,300	148,797
	CBIZ, Inc. (a)	6,545	56,614
	CDI Corp.	1,200	15,528
	COMSYS IT Partners, Inc. (a)	1,400	3,136
	CRA International, Inc. (a)	1,400	37,702
	CSG Systems International, Inc. (a)	4,165	72,762
	Callidus Software Inc. (a)	1,900	5,681
	Callwave, Inc. (a)	46	23
	Capella Education Co. (a)	1,700	99,892
	Career Education Corp. (a)	8,668	155,504
	Casella Waste Systems, Inc. (a)	4,600	18,768
	Cass Information Systems, Inc.	500	15,230
	Catapult Communications Corp. (a)	1,000	6,570
	Cbeyond Communications, Inc. (a)	3,200	51,136
	Cell Genesys, Inc. (a)	5,750	1,265
	Cerner Corp. (a)	6,200	238,390
	Chemed Corp.	2,500	99,425
	Chindex International Inc. (a)	1,450	11,528
	Chordiant Software, Inc. (a)	3,020	8,033
	Ciber, Inc. (a)	3,800	18,278
	Cicero, Inc. (a)	1	0
	Clean Harbors, Inc. (a)	2,100	133,224
	Clear Channel Outdoor Holdings, Inc. Class A (a)	5,900	36,285
	CoStar Group, Inc. (a)	2,400	79,056
	Cogent Communications Group, Inc. (a)(c)	5,900	38,527
	Cogent, Inc. (a)	4,200	56,994
	Collectors Universe, Inc.	1,870	5,479
	ComScore, Inc. (a)	2,100	26,775
	CommVault Systems, Inc. (a)	3,600	48,276
	Computer Programs & Systems, Inc.	1,400	37,520
	Concur Technologies, Inc. (a)	5,300	173,946
	Constant Contact, Inc. (a)	2,000	26,500
	Copart, Inc. (a)	6,350	172,657
	Corinthian Colleges, Inc. (a)	8,635	141,355
	Cornell Cos., Inc. (a)	1,700	31,603
	Corporate Executive Board Co.	3,400	75,004
	Courier Corp.	437	7,822
	Credit Acceptance Corp. (a)	281	3,850
	Cross Country Healthcare, Inc. (a)	3,600	31,644

See Notes to Financial Statements.

12

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CuraGen Corp. (a)	8,400	$3,864
	CyberSource Corp. (a)	6,850	82,132
	DG FastChannel, Inc. (a)	2,038	25,434
	DST Systems, Inc. (a)	4,100	155,718
	DeVry, Inc.	5,900	338,719
	Delrek, Inc. (a)	1,800	8,352
	Deltathree, Inc. Class A (a)	100	2
	Deluxe Corp.	4,000	59,840
	DemandTec, Inc. (a)	2,500	20,175
	Dice Holdings, Inc. (a)	3,100	12,648
	Digimarc Corp. (a)	1,700	17,034
	Digital River, Inc. (a)	3,900	96,720
	DivX, Inc. (a)	4,500	23,535
	Dollar Financial Corp. (a)	1,800	18,540
	Dot Hill Systems Corp. (a)	4,100	3,321
	Double-Take Software, Inc. (a)	2,700	24,219
	Dyax Corp. (a)	8,000	29,120
	ENGlobal Corp. (a)	700	2,275
	EPIQ Systems, Inc. (a)	3,100	51,801
	EVCI Career Colleges Holding Corp. (a)	1	0
	EarthLink, Inc. (a)	11,300	76,388
	Ebix, Inc. (a)	1,000	23,900
	Echelon Corp. (a)	3,800	30,970
	Eclipsys Corp. (a)	5,100	72,369
	Ediets.Com, Inc. (a)(c)	600	2,100
	Egain Communications Corp. (a)	20	5
	eLoyalty Corp. (a)	40	104
	Electro Rent Corp.	1,000	11,160
	EnergySolutions, Inc.	8,700	49,155
	Ennis, Inc.	2,300	27,853
	Entrust, Inc. (a)	4,200	6,636
	Epicor Software Corp. (a)	5,700	27,360
	eResearch Technology, Inc. (a)	4,575	30,332
	Euronet Worldwide, Inc. (a)	4,845	56,250
	Evolve Software, Inc. (a)	2	0
	Evolving Systems, Inc. (a)	3,200	2,560
	Exelixis, Inc. (a)	9,700	48,694
	ExlService Holdings, Inc. (a)	2,300	19,711
	Exponent, Inc. (a)	1,700	51,136
	F5 Networks, Inc. (a)	8,100	185,166
	FTI Consulting, Inc. (a)	5,050	225,634
	Factset Research Systems, Inc. (c)	4,450	196,868
	FalconStor Software, Inc. (a)	5,800	16,124
	First Advantage Corp. Class A (a)	1,300	18,395
	Five Star Quality Care, Inc. (a)	308	471
	Forrester Research, Inc. (a)	1,300	36,673
	Franklin Covey Co. (a)	3,300	19,965

See Notes to Financial Statements.

13

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Fuel Tech, Inc. (a)(c)	2,000	$21,180
	G&K Services, Inc. Class A	1,800	36,396
	GP Strategies Corp. (a)	3,400	15,300
	GSE Systems, Inc. (a)	1,103	6,508
	GTSI Corp. (a)	1,700	10,200
	Gaiam, Inc. (a)	2,460	11,365
	Genpact Ltd. (a)	5,800	47,676
	Gentiva Health Services, Inc. (a)	3,200	93,632
	The Geo Group, Inc. (a)	5,700	102,771
	Gevity HR, Inc.	2,700	4,077
	Gliatech, Inc. (a)	100	0
	Global Cash Access, Inc. (a)	4,400	9,768
	Global Payments, Inc.	7,320	240,023
	Grand Canyon Education, Inc. (a)	200	3,756
	Guidance Software, Inc. (a)	3,000	12,240
	Gulfport Energy Corp. (a)	3,900	15,405
	HLTH Corp. (a)	8,792	91,964
	The Hackett Group, Inc. (a)	4,200	12,264
	Hansen Natural Corp. (a)	7,200	241,416
	Harris Interactive, Inc. (a)	3,900	2,535
	Harris Stratex Networks, Inc. Class A (a)	3,300	17,028
	Harte-Hanks, Inc.	4,300	26,832
	Heidrick & Struggles International, Inc.	1,900	40,926
	Hewitt Associates, Inc. Class A (a)	8,920	253,150
	Hudson Highland Group, Inc. (a)	1,800	6,030
	Huron Consulting Group, Inc. (a)	2,000	114,540
	i2 Technologies, Inc. (a)	2,600	16,614
	I-many, Inc. (a)	2,800	616
	ICF International, Inc. (a)	1,100	27,027
	ICT Group, Inc. (a)	800	3,664
	ICx Technologies, Inc. (a)	200	1,582
	IHS, Inc. Class A (a)	4,600	172,132
	ITT Educational Services, Inc. (a)	3,910	371,372
	Idenix Pharmaceuticals, Inc. (a)	3,600	20,844
	iGate Corp. (a)	5,200	33,852
	Imergent, Inc. (c)	1,800	7,470
	InFocus Corp. (a)	3,900	3,077
	infoGROUP, Inc.	3,200	15,168
	Infinity Pharmaceuticals, Inc. (a)	1,000	7,990
	InfoSpace, Inc.	3,540	26,727
	Informatica Corp. (a)	9,000	123,570
	Innerworkings, Inc. (a)	4,400	28,820
	Innovative Solutions & Support, Inc.	1,593	6,292
	InsWeb Corp. (a)	83	198
	Insteel Industries, Inc.	1,600	18,064
	Insure.com, Inc. (a)	366	1,032
	Integral Systems, Inc. (a)	2,280	27,474

See Notes to Financial Statements.

14

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Interactive Data Corp.	3,600	$88,776
	Interactive Intelligence, Inc. (a)	2,100	13,461
	Intermec, Inc. (a)	4,200	55,776
	Internap Network Services Corp. (a)	2,510	6,275
	Intersections, Inc. (a)	1,000	5,200
	Interwoven, Inc. (a)	4,800	60,480
	Intevac, Inc. (a)	2,200	11,154
	inVentiv Health, Inc. (a)	4,180	48,237
	Ipass, Inc. (a)	3,600	4,392
	Iron Mountain, Inc. (a)	18,175	449,468
	JDA Software Group, Inc. (a)	3,100	40,703
	Jack Henry & Associates, Inc.	7,800	151,398
	Jupitermedia Corp. (a)	1,900	703
	Kelly Services, Inc. Class A	3,400	44,234
	Kenexa Corp. (a)	2,000	15,960
	Keryx Biopharmaceuticals, Inc. (a)	1,500	343
	Keynote Systems, Inc. (a)	2,500	19,275
	Kforce, Inc. (a)	3,970	30,490
	Kinder Morgan Management LLC (a)	7,629	305,007
	Knology, Inc. (a)	3,300	17,028
	Korn/Ferry International (a)	3,600	41,112
	Kratos Defense & Security Solutions, Inc. (a)	4,400	6,160
	L-1 Identity Solutions, Inc. (a)	6,451	43,480
	LECG Corp. (a)	3,900	26,169
	Lamar Advertising Co. Class A (a)(c)	7,107	89,264
	Lawson Software, Inc. (a)	13,400	63,516
	Layne Christensen Co. (a)	2,000	48,020
	Learning Tree International, Inc. (a)	1,800	15,336
	Lender Processing Services, Inc.	9,500	279,775
	Lincoln Educational Services Corp. (a)	900	11,925
	Lionbridge Technologies, Inc. (a)	2,700	3,375
	LivePerson, Inc. (a)	5,600	10,192
	Livewire Mobile, Inc. (a)	2,800	304
	LoJack Corp. (a)	3,000	12,360
	Local.com Corp. (a)	500	800
	LookSmart, Ltd. (a)	1,342	2,187
	Luminex Corp. (a)	3,900	83,304
	MAXIMUS, Inc.	1,500	52,665
	MIVA, Inc. (a)	4,400	792
	MPS Group, Inc. (a)	7,200	54,216
	MSC.Software Corp. (a)	3,100	20,708
	MWI Veterinary Supply, Inc. (a)	1,400	37,744
	Macquarie Infrastructure Co. LLC	4,600	17,342
	Macrovision Solutions Corp. (a)	7,999	101,187
	Magma Design Automation, Inc. (a)	4,440	4,529
	Management Network Group, Inc. (a)	3,900	1,560
	Manhattan Associates, Inc. (a)	3,200	50,592

See Notes to Financial Statements.

15

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Manpower, Inc.	7,316	$248,671
	Mantech International Corp. Class A (a)	1,995	108,109
	Marchex, Inc. Class B	3,200	18,656
	MarketAxess Holdings, Inc. (a)	1,200	9,792
	Marlin Business Services, Inc. (a)	2,800	7,420
	Mastech Holdings, Inc. (a)	346	823
	Maxygen, Inc. (a)	4,300	38,356
	Mechanical Technology, Inc. (a)	512	599
	Mentor Graphics Corp. (a)	7,200	37,224
	Merge Healthcare, Inc. (a)	3,500	4,480
	Metro One Telecommunications, Inc. (a)	925	93
	Michael Baker Corp. (a)	500	18,455
	MicroStrategy, Inc. Class A (a)	1,190	44,185
	Microvision, Inc. (a)(c)	7,600	12,768
	Mindspeed Technologies, Inc. (a)	1,193	978
	Monotype Imaging Holdings, Inc. (a)	1,100	6,380
	Morningstar, Inc. (a)	1,800	63,900
	NCI, Inc. Class A (a)	900	27,117
	NCR Corp. (a)	15,174	214,560
	NIC, Inc.	3,200	14,720
	NMT Medical, Inc. (a)	1,900	1,805
	NVE Corp. (a)	800	20,904
	National Instruments Corp.	5,800	141,288
	Natural Health Trends Corp. (a)	240	72
	Nautilus, Inc. (a)	2,400	5,304
	NaviSite, Inc. (a)	313	125
	Navigant Consulting, Inc. (a)	5,200	82,524
	NetFlix, Inc. (a)(c)	4,620	138,092
	NetScout Systems, Inc. (a)	1,600	13,792
	NetSol Technologies, Inc. (a)	20	13
	NetSuite, Inc. (a)	800	6,752
	NeuStar, Inc. Class A (a)	7,600	145,388
	New Century Equity Holdings Corp. (a)	200	26
	New Frontier Media, Inc.	5,400	9,180
	New Motion, Inc. (a)	2,231	2,566
	NexCen Brands, Inc. (a)	4,100	457
	Nighthawk Radiology Holdings, Inc. (a)	2,700	13,122
	Nobel Learning Communities, Inc. (a)	100	1,354
	Nutri/System, Inc. (c)	2,100	30,639
	ORBCOMM, Inc. (a)(c)	1,800	3,888
	Odyssey Marine Exploration, Inc. (a)	3,200	10,304
	Omniture, Inc. (a)	6,276	66,777
	On Assignment, Inc. (a)	2,500	14,175
	On2 Technologies, Inc. (a)(c)	16,300	3,260
	Online Resources Corp. (a)	1,900	9,006
	Onvia, Inc. (a)	60	205
	OpenTV Corp. (a)	13,000	15,990

See Notes to Financial Statements.

16

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Openwave Systems, Inc. (a)	6,061	$3,940
	Opnet Technologies, Inc. (a)	1,200	11,832
	Orbital Sciences Corp. (a)	5,200	101,556
	Orchid Cellmark, Inc. (a)	1,745	1,152
	Overland Storage, Inc. (a)	800	200
	PC Mall, Inc. (a)	2,100	8,421
	PC-Tel, Inc.	2,300	15,111
	PDI, Inc. (a)	900	3,609
	PHH Corp. (a)	4,500	57,285
	PLATO Learning, Inc. (a)	4,591	5,509
	PRG-Schultz International, Inc. (a)	4,070	16,606
	PROS Holdings, Inc. (a)	700	4,025
	Pacific Ethanol, Inc. (a)	2,900	1,276
	Parametric Technology Corp. (a)	11,200	141,680
	Pegasystems, Inc.	700	8,652
	Perficient, Inc. (a)	3,200	15,296
	Perot Systems Corp. Class A (a)	7,700	105,259
	Pfsweb, Inc. (a)	25	18
	PharmaNet Development Group, Inc. (a)	2,150	1,957
	Phase Forward, Inc. (a)	3,500	43,820
	Phoenix Technologies Ltd. (a)	3,200	11,200
	Polycom, Inc. (a)	8,629	116,578
	Pomeroy IT Solutions, Inc. (a)	2,300	7,199
	Poniard Pharmaceuticals, Inc. (a)	933	1,801
	Pre-Paid Legal Services, Inc. (a)	930	34,680
	Prescient Applied Intelligence, Inc. (a)	10	0
	Priceline.com, Inc. (a)	3,733	274,935
	Primus Guaranty Ltd. (a)	3,200	3,648
	The Princeton Review, Inc. (a)	1,600	7,888
	Progress Software Corp. (a)	3,600	69,336
	Protection One, Inc. (a)(c)	1,175	5,617
	The Providence Service Corp. (a)	1,600	2,320
	QAD, Inc.	1,700	7,123
	Quality Systems, Inc. (c)	2,100	91,602
	Quest Software, Inc. (a)	7,300	91,907
	Quixote Corp.	1,000	6,500
	R.H. Donnelley Corp. (a)	7,822	2,894
	RPC, Inc.	3,375	32,940
	Rackspace Hosting, Inc. (a)	1,900	10,222
	Radiant Systems, Inc. (a)	2,500	8,425
	RealNetworks, Inc. (a)	9,000	31,770
	Red Hat, Inc. (a)	18,900	249,858
	Renaissance Learning, Inc.	1,700	15,283
	Resources Connection, Inc. (a)	4,700	76,986
	RightNow Technologies, Inc. (a)	2,000	15,460
	Riverbed Technology, Inc. (a)	5,500	62,645
	Rural/Metro Corp. (a)	4,100	7,339

See Notes to Financial Statements.

17

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	SAVVIS, Inc. (a)	3,833	$26,409
	SPAR Group, Inc. (a)	1,400	854
	SPSS, Inc. (a)	2,209	59,555
	SRA International, Inc. Class A (a)	4,300	74,175
	SXC Health Solutions Corp. (a)	217	4,038
	SYKES Enterprises, Inc. (a)	2,800	53,536
	SYNNEX Corp. (a)	2,000	22,660
	Saba Software, Inc. (a)	1,229	1,905
	Salon Media Group, Inc. (a)	30	11
	Sapient Corp. (a)	9,600	42,624
	Scientific Learning Corp. (a)	100	185
	SeaChange International, Inc. (a)	1,900	13,699
	Selectica, Inc. (a)	5,700	4,788
	Senomyx, Inc. (a)	2,200	6,138
	Sequenom, Inc. (a)	4,766	94,557
	Sirius XM Radio, Inc. (a)(c)	304,550	36,546
	Sirona Dental Systems, Inc. (a)	1,800	18,900
	Smith Micro Software, Inc. (a)	3,000	16,680
	Solera Holdings, Inc. (a)	6,500	156,650
	Sonic Foundry, Inc. (a)	6,500	2,795
	SonicWALL, Inc. (a)	3,700	14,726
	Sourcefire, Inc. (a)	1,800	10,080
	Sourceforge, Inc. (a)	3,600	3,240
	Spartech Corp.	2,300	14,398
	Spherion Corp. (a)	3,600	7,956
	Standard Parking Corp. (a)	500	9,670
	The Standard Register Co.	1,800	16,074
	Stanley, Inc. (a)	1,800	65,196
	Startek, Inc. (a)	800	3,560
	Stratasys, Inc. (a)	2,440	26,230
	Strategic Diagnostics, Inc. (a)	5,000	4,450
	Strayer Education, Inc.	1,400	300,174
	SuccessFactors, Inc. (a)	1,900	10,906
	SupportSoft, Inc. (a)	3,000	6,690
	Switch and Data Facilities Co., Inc. (a)	3,100	22,909
	Sycamore Networks, Inc. (a)	20,300	54,607
	Symyx Technologies Inc. (a)	2,400	14,256
	Synchronoss Technologies, Inc. (a)	2,400	25,584
	Synopsys, Inc. (a)	13,605	251,965
	Syntel, Inc.	1,300	30,056
	Sypris Solutions, Inc.	1,300	806
	TIBCO Software, Inc. (a)	20,300	105,357
	TNS, Inc. (a)	2,700	25,353
	TRC Cos., Inc. (a)	800	1,552
	Taleo Corp. Class A (a)	2,600	20,358
	TechTarget, Inc. (a)	1,100	4,752
	TechTeam Global, Inc. (a)	2,300	13,455

See Notes to Financial Statements.

18

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Technology Solutions Co. (a)	15	$17
	TeleCommunication Systems, Inc. Class A (a)	3,600	30,924
	TeleTech Holdings, Inc. (a)	4,000	33,400
	Tetra Tech, Inc. (a)	5,925	143,089
	Tetra Technologies, Inc. (a)	7,550	36,693
	TheStreet.com, Inc.	2,300	6,670
	Thomas Group, Inc.	2,000	1,100
	Tier Technologies, Inc. Class B (a)	100	540
	TradeStation Group, Inc. (a)	4,200	27,090
	Trident Microsystems, Inc. (a)	6,700	12,663
	TrueBlue, Inc. (a)	3,300	31,581
	URS Corp. (a)	7,793	317,721
	Ultimate Software Group, Inc. (a)	3,200	46,720
	Unigene Laboratories, Inc. (a)	10,700	6,741
	Unisys Corp. (a)	33,800	28,730
	United Online, Inc.	8,074	49,009
	Universal Electronics, Inc. (a)	1,700	27,574
	Universal Technical Institute, Inc. (a)	2,655	45,586
	VASCO Data Security International, Inc. (a)	3,300	34,089
	VMware, Inc. (a)(c)	4,400	104,236
	VSE Corp.	700	27,461
	ValueClick, Inc. (a)	9,155	62,620
	Veraz Networks, Inc. (a)	3,300	1,353
	Verenium Corp. (a)(c)	5,300	4,664
	Viad Corp.	1,550	38,347
	Vignette Corp. (a)	3,630	34,158
	Virtusa Corp. (a)	2,900	16,356
	VistaPrint Ltd. (a)	4,200	78,162
	Vital Images, Inc. (a)	2,300	31,993
	Volt Information Sciences, Inc. (a)	1,600	11,568
	Waste Connections, Inc. (a)	8,025	253,349
	Watson Wyatt Worldwide, Inc.	4,240	202,757
	Wave Systems Corp. Class A (a)	666	260
	Web.Com Group, Inc. (a)	3,523	12,894
	WebMD Health Corp. Class A (a)	1,300	30,667
	Websense, Inc. (a)	4,700	70,359
	Weight Watchers International, Inc.	3,650	107,383
	Westaff, Inc. (a)	500	320
	Wind River Systems, Inc. (a)	7,600	68,628
	WorldGate Communications, Inc. (a)	200	76
	Zix Corp. (a)	5,200	6,188

			20,150,576

Chemicals - 2.1%	AEP Industries, Inc. (a)	1,000	17,580
	AMCOL International Corp.	2,100	43,995
	Aceto Corp.	1,425	14,264
	Airgas, Inc. (b)	6,700	261,233
	Albemarle Corp.	8,800	196,240

See Notes to Financial Statements.

19

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Anika Therapeutics, Inc. (a)	1,400	$4,256
	Arch Chemicals, Inc.	2,500	65,175
	Ashland, Inc.	6,200	65,162
	Balchem Corp.	1,800	44,838
	Bio-Rad Laboratories, Inc. Class A (a)	1,900	143,089
	Brady Corp.	4,400	105,380
	Cabot Corp.	4,400	67,320
	Calgon Carbon Corp. (a)	5,000	76,800
	Celanese Corp. Series A	15,200	188,936
	Chemtura Corp.	20,300	28,420
	Cytec Industries, Inc.	4,000	84,880
	Entegris, Inc. (a)	12,136	26,578
	Ferro Corp.	4,500	31,725
	GenTek Inc. (a)	1,500	22,575
	Georgia Gulf Corp.	6,400	6,848
	H.B. Fuller Co.	4,300	69,273
	Hawkins, Inc.	300	4,587
	Huntsman Corp.	9,600	33,024
	Innophos Holdings, Inc.	1,200	23,772
	KMG Chemicals, Inc.	1,750	8,698
	Koppers Holdings, Inc.	2,200	47,564
	Kronos Worldwide, Inc.	482	5,615
	LSB Industries, Inc. (a)	2,800	23,296
	Landec Corp. (a)	3,800	25,004
	Lubrizol Corp.	6,615	240,720
	Mace Security International, Inc. (a)	450	360
	Matrixx Initiatives, Inc. (a)	1,500	24,735
	The Mosaic Co.	15,100	522,460
	Nalco Holding Co.	13,300	153,482
	NewMarket Corp.	1,220	42,590
	OM Group, Inc. (a)	3,600	75,996
	Olin Corp.	6,992	126,415
	Omnova Solutions, Inc. (a)	2,400	1,560
	OxiGene, Inc. (a)	2,000	1,320
	Penford Corp.	2,100	21,252
	PolyOne Corp. (a)	6,200	19,530
	Polypore International, Inc. (a)	2,000	15,120
	Quaker Chemical Corp.	1,800	29,610
	RPM International, Inc.	11,600	154,164
	Rentech, Inc. (a)(c)	26,700	18,156
	Repligen Corp. (a)	1,900	7,182
	Rockwood Holdings, Inc. (a)	4,600	49,680
	Rogers Corp. (a)	1,900	52,763
	Rollins, Inc.	5,050	91,304
	SRS Labs Inc. (a)	2,800	13,356
	Schawk, Inc.	2,100	24,066
	Schulman A, Inc.	3,100	52,700

See Notes to Financial Statements.

20

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sensient Technologies Corp.	3,900	$93,132
	Solutia, Inc. (a)	8,900	40,050
	Stepan Co.	600	28,194
	TOR Minerals International, Inc. (a)	1,300	1,066
	Terra Nitrogen Co. LP	700	66,332
	Tredegar Corp.	1,800	32,724
	Trex Co., Inc. (a)(c)	1,800	29,628
	Valspar Corp.	9,100	164,619
	W.R. Grace & Co. (a)	5,200	31,044
	WD-40 Co.	1,900	53,751
	Westlake Chemical Corp.	2,100	34,209
	Zep, Inc.	1,400	27,034
	Zoltek Cos., Inc. (a)	2,800	25,172

			4,101,603

Construction - 2.0%	Aecom Technology Corp. (a)	7,500	230,475
	American Defense Systems, Inc. (a)	13,400	7,638
	American Woodmark Corp.	1,000	18,230
	Ameron International Corp.	1,000	62,920
	Apogee Enterprises, Inc.	3,100	32,116
	Armstrong World Industries, Inc.	1,800	38,916
	Beacon Roofing Supply, Inc. (a)	4,800	66,624
	Beazer Homes USA, Inc. (a)(c)	9,664	15,269
	BlueLinx Holdings, Inc. (a)	2,000	3,780
	Brookfield Homes Corp. (c)	1,876	8,104
	Bucyrus International, Inc.	7,700	142,604
	Builders FirstSource, Inc. (a)(c)	1,900	2,907
	Building Material Holding Corp.	2,180	806
	Cavco Industries, Inc. (a)	710	19,092
	Ceradyne, Inc. (a)	2,675	54,329
	Comstock Homebuilding Cos., Inc. Class A (a)	3,800	722
	Dycom Industries, Inc. (a)	3,033	24,931
	EMCOR Group, Inc. (a)	6,100	136,823
	Eagle Materials, Inc. (c)	5,020	92,418
	Granite Construction, Inc.	3,250	142,773
	Great Lakes Dredge & Dock Corp.	6,000	24,900
	Hill International, Inc. (a)	2,000	14,080
	Hovnanian Enterprises, Inc. Class A (a)	6,300	10,836
	Huttig Building Products, Inc. (a)	1,400	630
	Insituform Technologies, Inc. Class A (a)	2,300	45,287
	Interline Brands, Inc. (a)	2,200	23,386
	KBR, Inc.	16,100	244,720
	L.S. Starrett Co. Class A	700	11,270
	LSI Industries, Inc.	2,950	20,267
	M/I Homes, Inc. (c)	2,000	21,080
	MDC Holdings, Inc.	3,516	106,535
	Martin Marietta Materials, Inc. (c)	3,900	378,612
	Mastec, Inc. (a)	3,800	44,004

See Notes to Financial Statements.

21

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Meritage Homes Corp. (a)	3,000	$36,510
	NCI Building Systems, Inc. (a)	2,200	35,860
	NVR, Inc. (a)	475	216,719
	Orion Marine Group, Inc. (a)	1,100	10,626
	Owens Corning, Inc. (a)	8,400	145,320
	PGT, Inc. (a)	625	706
	Palm Harbor Homes, Inc. (a)	2,300	11,454
	Patriot Transportation Holding, Inc. (a)	100	7,007
	Performance Technologies, Inc. (a)	500	1,670
	Perini Corp. (a)	3,200	74,816
	Quanex Building Products Corp.	2,650	24,831
	Quanta Services, Inc. (a)	18,335	363,033
	Quest Resource Corp. (a)	4,000	1,760
	Ryland Group, Inc.	4,500	79,515
	SBA Communications Corp. Class A (a)	11,400	186,048
	Simpson Manufacturing Co., Inc.	3,300	91,608
	Skyline Corp.	1,000	19,990
	Standard-Pacific Corp. (a)	15,300	27,234
	Sterling Construction Co., Inc. (a)	700	12,978
	Texas Industries, Inc.	2,500	86,250
	Toll Brothers, Inc. (a)	12,300	263,589
	U.S. Concrete, Inc. (a)	5,600	18,816
	UMH Properties, Inc.	500	2,975
	USG Corp. (a)	6,600	53,064
	WESCO International, Inc. (a)	4,300	82,689
	Walter Industries, Inc.	5,400	94,554
	Westell Technologies, Inc. Class A (a)	5,300	1,405

			3,998,111

Consumer - Durables - 0.5%	American Technology Corp. (a)	1,700	1,445
	Avis Budget Group, Inc. (a)	7,640	5,348
	Bassett Furniture Industries, Inc.	800	2,680
	Champion Enterprises, Inc. (a)	8,300	4,648
	Compx International, Inc.	1,600	8,448
	Conn’s, Inc. (a)	800	6,784
	Design Within Reach, Inc. (a)	1,000	680
	Emerson Radio Corp. (a)	1,700	1,122
	Ethan Allen Interiors, Inc.	3,500	50,295
	Flexsteel Industries, Inc.	200	1,338
	Furniture Brands International, Inc.	4,400	9,724
	Griffon Corp. (a)	5,528	51,576
	Haverty Furniture Cos., Inc.	700	6,531
	Helen of Troy Ltd. (a)	2,800	48,608
	Hertz Global Holdings, Inc. (a)	13,200	66,924
	Hooker Furniture Corp.	1,700	13,022
	Interface, Inc. Class A	4,700	21,808
	Kimball International, Inc. Class B	2,800	24,108
	Koss Corp.	200	1,860

See Notes to Financial Statements.

22

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	La-Z-Boy, Inc.	3,400	$7,378
	Lifetime Brands, Inc.	2,500	8,850
	Mac-Gray Corp. (a)	500	3,250
	Mohawk Industries, Inc. (a)	5,064	217,600
	National Presto Industries, Inc.	400	30,800
	RSC Holdings, Inc. (a)	4,900	41,748
	Rockford Corp. (a)	1,700	1,086
	Sealy Corp.	6,100	15,311
	Select Comfort Corp. (a)	5,250	1,313
	Stanley Furniture Co., Inc.	2,400	19,008
	Sturm Ruger & Co., Inc. (a)	600	3,582
	Tempur-Pedic International, Inc.	8,400	59,556
	Toro Co.	3,290	108,570
	United Rentals, Inc. (a)	5,660	51,619
	Virco Manufacturing Corp.	642	1,252

			897,872

Containers - 0.4%	Crown Holdings, Inc. (a)	16,000	307,200
	Graphic Packaging Holding Co. (a)	8,800	10,032
	Greif, Inc.	3,000	100,290
	Mobile Mini, Inc. (a)	3,400	49,028
	Silgan Holdings, Inc.	2,900	138,649
	Sonoco Products Co.	9,000	208,440
	Temple-Inland, Inc.	7,500	36,000
	Textainer Group Holdings Ltd.	1,900	20,140
	Trimas Corp. (a)	3,600	4,968

			874,747

Domestic Oil - 3.5%	Abraxas Petroleum Corp. (a)	7,700	5,544
	Alon USA Energy, Inc. (c)	1,500	13,725
	American Oil & Gas, Inc. (a)	7,400	5,920
	Approach Resources, Inc. (a)	400	2,924
	Arena Resources, Inc. (a)	3,800	106,742
	Atlas America, Inc.	2,999	44,535
	Atlas Energy Resources LLC	3,400	43,418
	Atlas Pipeline Holdings LP	1,100	4,158
	BPZ Resources, Inc. (a)(c)	7,400	47,360
	Basic Energy Services, Inc. (a)	1,900	24,776
	Bill Barrett Corp. (a)	3,600	76,068
	Bolt Technology Corp. (a)	1,300	9,048
	BreitBurn Energy Partners LP	4,400	30,822
	CNX Gas Corp. (a)	2,800	76,440
	Callon Petroleum Co. (a)	1,100	2,860
	Cano Petroleum, Inc. (a)	10,900	4,796
	Carrizo Oil & Gas, Inc. (a)	3,400	54,740
	Clayton Williams Energy, Inc. (a)	1,100	49,984
	Clean Energy Fuels Corp. (a)	3,000	18,120
	Comstock Resources, Inc. (a)	4,500	212,625

See Notes to Financial Statements.

23

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Concho Resources, Inc. (a)	5,800	$132,356
	Continental Resources, Inc. (a)	3,100	64,201
	Crosstex Energy LP	3,200	13,984
	Delta Petroleum Corp. (a)(c)	6,435	30,631
	Diamond Offshore Drilling, Inc.	6,500	383,110
	Dorchester Minerals LP	1,900	30,153
	Dresser-Rand Group, Inc. (a)	7,800	134,550
	Duncan Energy Partners LP	500	6,800
	EV Energy Partner LP	1,900	27,873
	EXCO Resources, Inc. (a)	16,100	145,866
	Edge Petroleum Corp. (a)	5,600	890
	Enbridge Energy Management LLC (a)	1,696	41,467
	Enbridge Energy Partners LP	6,100	155,550
	Encore Acquisition Co. (a)	4,800	122,496
	Encore Energy Partners LP	2,700	35,046
	Endeavour International Corp. (a)	20,500	10,250
	Energy Partners Ltd. (a)	3,826	5,165
	Energy Transfer Equity LP	20,800	337,168
	FX Energy, Inc. (a)	5,900	16,461
	Frontier Oil Corp.	10,800	136,404
	GMX Resources Inc. (a)	2,000	50,640
	Gasco Energy, Inc. (a)	5,700	2,223
	GeoResources, Inc. (a)	1,200	10,428
	Geokinetics, Inc. (a)	1,500	3,705
	Global Industries Ltd. (a)(c)	11,730	40,938
	Gulf Island Fabrication, Inc.	1,630	23,488
	Gulfmark Offshore, Inc. (a)	2,000	47,580
	Harvest Natural Resources, Inc. (a)	4,000	17,200
	Helix Energy Solutions Group, Inc. (a)	7,984	57,804
	Hercules Offshore, Inc. (a)	8,900	42,275
	Hiland Holdings GP LP	1,800	4,248
	Hiland Partners LP	600	3,078
	Holly Corp.	4,900	89,327
	Inergy Holdings LP	1,200	26,004
	Key Energy Services, Inc. (a)	12,700	56,007
	Legacy Reserves LP	1,000	9,325
	Linn Energy LLC	10,300	154,191
	Magellan Midstream Partners LP	6,300	190,323
	Mariner Energy, Inc. (a)	8,099	82,610
	MarkWest Energy Partners LP	6,182	49,332
	Matrix Service Co. (a)	2,000	15,340
	McMoRan Exploration Co. (a)	5,500	53,900
	Meridian Resource Corp. (a)	5,100	2,907
	Newfield Exploration Co. (a)	12,598	248,811
	Northern Oil And Gas, Inc. (a)	1,900	4,940
	Nustar Energy LP	4,000	164,240
	OYO Geospace Corp. (a)	700	12,229

See Notes to Financial Statements.

24

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Panhandle Oil & Gas Inc.	300	$5,400
	Patterson-UTI Energy, Inc.	15,910	183,124
	PetroHawk Energy Corp. (a)	25,301	395,455
	Petroquest Energy, Inc. (a)	4,400	29,744
	Pioneer Southwest Energy Partners LP	700	9,590
	Plains Exploration & Production Co. (a)	10,219	237,490
	Pride International, Inc. (a)	16,000	255,680
	Quicksilver Resources, Inc. (a)	10,460	58,262
	Ram Energy Resources, Inc. (a)	7,700	6,776
	Rosetta Resources, Inc. (a)	5,300	37,524
	St. Mary Land & Exploration Co.	6,200	125,922
	Stone Energy Corp. (a)	2,809	30,955
	Suburban Propane Partners LP	2,800	99,260
	Sunoco Logistics Partners LP	1,700	76,738
	Superior Energy Services, Inc. (a)	7,726	123,075
	Superior Well Services, Inc. (a)	2,100	21,000
	Syntroleum Corp. (a)	9,000	4,860
	TEPPCO Partners LP	7,900	154,603
	Teekay Corp.	4,200	82,530
	Teekay Offshore Partners LP	1,400	15,260
	Transmontaigne Partners LP	1,700	22,610
	Tri-Valley Corp. (a)	4,300	7,740
	Ultra Petroleum Corp. (a)	15,300	528,003
	Union Drilling, Inc. (a)	2,700	14,013
	Vaalco Energy, Inc. (a)	6,500	48,360
	W&T Offshore, Inc.	2,700	38,664
	Warren Resources, Inc. (a)	4,200	8,358
	Western Gas Partners LP	2,100	26,943
	Western Refining, Inc.	3,000	23,280
	Whiting Petroleum Corp. (a)	4,700	157,262
	Williams Pipeline Partners LP	1,100	15,598

			6,972,198

Drugs & Medicine - 10.7%	AMAG Pharmaceuticals, Inc. (a)	2,000	71,700
	AMERIGROUP Corp. (a)	5,700	168,264
	ARYx Therapeutics, Inc. (a)	2,900	8,700
	ATS Medical, Inc. (a)	5,400	15,012
	AVANIR Pharmaceuticals Class A (a)	7,050	2,892
	AVI BioPharma, Inc. (a)	3,100	2,040
	Abaxis, Inc. (a)	2,900	46,487
	Abiomed, Inc. (a)	3,200	52,544
	The Abraxis Bioscience, Inc. (a)	613	40,409
	Acadia Pharmaceuticals, Inc. (a)	4,500	4,050
	Accelrys, Inc. (a)	1,600	6,976
	Accuray, Inc. (a)	4,800	24,768
	Acorda Therapeutics, Inc. (a)	3,300	67,683
	Acura Pharmaceuticals, Inc. (a)	2,900	21,286
	Adolor Corp. (a)	7,200	11,952

See Notes to Financial Statements.

25

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	AdvanSource Biomaterials Corp. (a)	1,476	$369
	Advanced Medical Optics, Inc. (a)	7,535	49,806
	Affymax, Inc. (a)	1,400	13,986
	Air Methods Corp. (a)	1,600	25,584
	Air Transport Services Group, Inc. (a)	2,200	396
	Albany Molecular Research, Inc. (a)	2,000	19,480
	Alexion Pharmaceuticals, Inc. (a)	8,200	296,758
	Alexza Pharmaceuticals, Inc. (a)	3,600	11,412
	Align Technology, Inc. (a)	4,900	42,875
	Alkermes, Inc. (a)	10,300	109,695
	Allegro Biodiesel Corp. (a)	2	0
	Alliance Imaging, Inc. (a)	3,300	26,301
	Allos Therapeutics, Inc. (a)	6,800	41,616
	Almost Family, Inc. (a)	1,000	44,980
	Altus Pharmaceuticals, Inc. (a)	500	265
	Amedisys, Inc. (a)	2,967	122,655
	America Service Group, Inc. (a)	1,200	12,840
	American Medical Systems Holdings, Inc. (a)	7,500	67,425
	Amicus Therapeutics, Inc. (a)	1,700	13,566
	Amsurg Corp. (a)	2,700	63,018
	Amylin Pharmaceuticals, Inc. (a)	13,700	148,645
	Anadys Pharmaceuticals, Inc. (a)	1,700	2,669
	Anesiva, Inc. (a)	400	140
	AngioDynamics, Inc. (a)	2,590	35,457
	Animal Health International, Inc. (a)	3,100	6,603
	Antigenics, Inc. (a)(c)	9,300	4,464
	Arcadia Resources, Inc. (a)	1,900	703
	Ardea Biosciences, Inc. (a)	2,000	23,940
	Arena Pharmaceuticals, Inc. (a)	8,240	34,360
	Ariad Pharmaceuticals, Inc. (a)	8,800	7,480
	Arqule, Inc. (a)	5,530	23,336
	Array Biopharma, Inc. (a)	4,300	17,415
	ArthroCare Corp. (a)(c)	2,700	12,879
	Aspect Medical Systems, Inc. (a)	1,100	3,707
	AspenBio Pharma, Inc. (a)	1,300	8,021
	Assisted Living Concepts, Inc. (a)	4,800	19,920
	Auxilium Pharmaceuticals, Inc. (a)	4,300	122,292
	Avigen, Inc. (a)	1,000	760
	Beckman Coulter, Inc.	5,800	254,852
	Bio-Reference Labs, Inc. (a)	1,600	41,968
	BioCryst Pharmaceuticals, Inc. (a)	1,700	2,329
	BioForm Medical, Inc. (a)	1,000	910
	BioMarin Pharmaceuticals, Inc. (a)	9,900	176,220
	BioMimetic Therapeutics, Inc. (a)	400	3,688
	BioSphere Medical, Inc. (a)	900	1,737
	Biodel, Inc. (a)	600	2,892
	Biolase Technology, Inc. (a)	2,400	3,576

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Biopure Corp. Class A (a)	3,363	$504
	Bioscript, Inc. (a)	2,596	5,763
	CONMED Corp. (a)	2,350	56,259
	CPEX Pharmaceuticals, Inc. (a)	90	877
	CV Therapeutics, Inc. (a)	5,800	53,418
	Cadence Pharmaceuticals, Inc. (a)	900	6,507
	Calypte Biomedical Corp. (a)	16,300	114
	Cambrex Corp. (a)	2,100	9,702
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,200	7,104
	Cardiac Science Corp. (a)	3,210	24,075
	Cardica, Inc. (a)	2,700	9,450
	CardioNet, Inc. (a)	1,900	46,835
	Cardiodynamics International Corp. (a)	414	236
	Catalyst Health Solutions, Inc. (a)	3,800	92,530
	Celera Corp. (a)	7,100	79,023
	Cell Therapeutics, Inc. (a)	395	57
	Celldex Therapeutics, Inc. (a)	1,766	13,987
	Centene Corp. (a)	3,900	76,869
	Cerus Corp. (a)	1,400	980
	Charles River Laboratories International, Inc. (a)	6,892	180,570
	Chelsea Therapeutics International, Inc. (a)	100	134
	Clarient, Inc. (a)	9,000	14,670
	Clinical Data, Inc. (a)	687	6,114
	Columbia Laboratories, Inc. (a)	7,400	9,398
	Community Health Systems, Inc. (a)	9,200	134,136
	Conceptus, Inc. (a)	2,900	44,138
	The Cooper Cos., Inc.	4,643	76,145
	Corvel Corp. (a)	1,200	26,376
	Cougar Biotechnology, Inc. (a)	1,900	49,400
	Covance, Inc. (a)	6,400	294,592
	CryoLife, Inc. (a)	2,000	19,420
	Cubist Pharmaceuticals, Inc. (a)	6,200	149,792
	Curis, Inc. (a)	3,300	2,475
	Cutera, Inc. (a)	900	7,983
	Cyberonics, Inc. (a)	3,000	49,710
	Cynosure, Inc. Class A (a)	2,200	20,086
	Cypress Bioscience, Inc. (a)	4,200	28,728
	CytRx Corp. (a)	10,200	3,162
	Cytokinetics, Inc. (a)	1,700	4,845
	Datascope Corp.	1,400	73,136
	Daxor Corp.	700	10,780
	Dendreon Corp. (a)(c)	9,930	45,479
	Depomed, Inc. (a)	7,300	12,045
	DexCom, Inc. (a)	3,900	10,764
	Dialysis Corp. of America (a)	1,300	9,100
	Discovery Laboratories, Inc. (a)	10,100	11,312
	Durect Corp. (a)	7,200	24,408

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dusa Pharmaceuticals, Inc. (a)	1,300	$1,365
	Dynacq Healthcare, Inc. (a)	4	17
	Dynavax Technologies Corp. (a)	4,700	3,854
	EPIX Pharmaceuticals, Inc. (a)	7,566	7,793
	Edwards Lifesciences Corp. (a)	5,100	280,245
	Emergency Medical Services Corp. (a)	700	25,627
	Emergent Biosolutions, Inc. (a)	1,800	46,998
	Emeritus Corp. (a)	2,100	21,063
	Emisphere Technologies, Inc. (a)	4,800	3,792
	Endo Pharmaceuticals Holdings, Inc. (a)	10,900	282,092
	Endologix, Inc. (a)	6,200	7,440
	Entremed, Inc. (a)	4,300	688
	Enzo Biochem, Inc. (a)	2,473	12,093
	Enzon Pharmaceuticals, Inc. (a)(c)	5,500	32,065
	EpiCept Corp. (a)(c)	673	431
	Escalon Medical Corp. (a)	725	1,153
	ev3, Inc. (a)	7,183	43,816
	Exact Sciences Corp. (a)	1,600	912
	Exactech, Inc. (a)	700	11,788
	FGX International Holdings Ltd. (a)	2,200	30,228
	Facet Biotech Corp. (a)	2,280	21,865
	Fonar Corp. (a)	692	574
	GTx, Inc. (a)(c)	2,400	40,416
	Gen-Probe, Inc. (a)	5,200	222,768
	GenVec, Inc. (a)	900	387
	Genaera Corp. (a)	566	192
	Genelabs Technologies, Inc. (a)	11,160	14,396
	Genentech, Inc. (a)	47,740	3,958,123
	Genomic Health, Inc. (a)	2,100	40,908
	Genoptix, Inc. (a)	1,200	40,896
	Genta, Inc. (a)	1,300	4
	Geron Corp. (a)	5,600	26,152
	Greatbatch, Inc. (a)	2,800	74,088
	HMS Holdings Corp. (a)	2,500	78,800
	Haemonetics Corp. (a)	2,800	158,200
	Halozyme Therapeutics, Inc. (a)	7,300	40,880
	Hansen Medical, Inc. (a)(c)	1,800	12,996
	Health Grades Inc. (a)	5,100	10,506
	Health Management Associates, Inc. Class A (a)	23,880	42,745
	Health Net, Inc. (a)	9,380	102,148
	HealthSouth Corp. (a)	7,900	86,584
	HealthSpring, Inc. (a)	4,800	95,856
	HealthTronics, Inc. (a)	1,900	4,275
	Healthcare Services Group, Inc.	3,077	49,017
	Healthways, Inc. (a)	3,600	41,328
	Helicos BioSciences Corp. (a)	500	195
	Hemispherx Biopharma, Inc. (a)	1,300	455

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Henry Schein, Inc. (a)	8,600	$315,534
	Herbalife Ltd.	6,200	134,416
	Hi-Tech Pharmacal Co., Inc. (a)	1,075	5,956
	Hill-Rom Holdings, Inc.	6,645	109,377
	Hollis-Eden Pharmaceuticals, Inc. (a)	2,300	1,564
	Hologic, Inc. (a)	24,136	315,458
	Hooper Holmes, Inc. (a)	4,600	1,150
	Human Genome Sciences, Inc. (a)	13,800	29,256
	Hydron Technologies, Inc. (a)	2,900	38
	I-Flow Corp. (a)	2,700	12,960
	ICU Medical, Inc. (a)	1,600	53,024
	II-VI, Inc. (a)	2,600	49,634
	IPC The Hospitalist Co., Inc. (a)	600	10,098
	Idera Pharmaceuticals, Inc. (a)	700	5,376
	Idexx Laboratories, Inc. (a)	5,800	209,264
	Immucor, Inc. (a)	7,037	187,043
	ImmunoGen, Inc. (a)	2,900	12,441
	Immunomedics, Inc. (a)	8,300	14,110
	Incyte Corp. (a)	11,200	42,448
	Indevus Pharmaceuticals, Inc. (a)	10,100	31,714
	Insmed, Inc. (a)	4,200	1,974
	Inspire Pharmaceuticals, Inc. (a)	6,400	23,040
	Insulet Corp. (a)	2,300	17,756
	Integra LifeSciences Holdings Corp. (a)	2,300	81,811
	Inter Allscripts - Misys Healthcare Solutions, Inc.	7,045	69,886
	InterMune, Inc. (a)(c)	3,800	40,204
	Invacare Corp.	3,500	54,320
	Inverness Medical Innovations, Inc. (a)(c)	7,475	141,352
	Isis Pharmaceuticals, Inc. (a)	8,900	126,202
	Ista Pharmaceuticals, Inc. (a)	5,300	3,816
	Javelin Pharmaceuticals, Inc. (a)	6,200	7,750
	Jazz Pharmaceuticals, Inc. (a)	700	1,351
	K-V Pharmaceutical Co. Class A (a)	2,900	8,352
	Kendle International, Inc. (a)	1,800	46,296
	Kensey Nash Corp. (a)	1,500	29,115
	Kindred Healthcare, Inc. (a)	3,190	41,534
	Kinetic Concepts, Inc. (a)	5,615	107,696
	LCA-Vision, Inc. (c)	4,850	19,934
	LHC Group, Inc. (a)	1,800	64,800
	La Jolla Pharmaceutical Co. (a)	5,540	3,213
	Lakeland Industries, Inc. (a)	1,210	9,789
	Landauer, Inc.	700	51,310
	Langer, Inc. (a)	300	225
	Lectec Corp. (a)	800	1,080
	Lexicon Genetics, Inc. (a)	3,000	4,200
	LifePoint Hospitals, Inc. (a)	5,645	128,932
	Ligand Pharmaceuticals, Inc. Class B (a)	10,594	29,028

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lincare Holdings, Inc. (a)	7,100	$191,203
	MAKO Surgical Corp. (a)	200	1,336
	MAP Pharmaceuticals, Inc. (a)	300	2,094
	MEDTOX Scientific, Inc. (a)	1,600	13,152
	Magellan Health Services, Inc. (a)	3,879	151,902
	MannKind Corp. (a)(c)	7,800	26,754
	Mannatech, Inc. (c)	3,100	7,595
	Martek Biosciences Corp. (a)	3,700	112,147
	Masimo Corp. (a)	4,400	131,252
	MedAssets, Inc. (a)	3,100	45,260
	MedCath Corp. (a)	1,500	15,660
	Medarex, Inc. (a)	11,000	61,380
	Medical Action Industries, Inc. (a)	1,600	16,000
	Medicines Co. (a)	5,370	79,100
	Medicis Pharmaceutical Corp. Class A	5,100	70,890
	Medifast, Inc. (a)	2,100	11,613
	Medis Technologies Ltd. (a)(c)	2,830	1,274
	Medivation, Inc. (a)	2,900	42,253
	Memory Pharmaceuticals Corp. (a)	100	61
	Mentor Corp.	3,800	117,534
	Meridian Bioscience, Inc.	3,525	89,782
	Merit Medical Systems, Inc. (a)	2,768	49,630
	Metabolix, Inc. (a)	2,500	31,800
	Metropolitan Health Networks, Inc. (a)	300	480
	Micromet, Inc. (a)	2,133	9,300
	Micrus Endovascular Corp. (a)	2,100	24,381
	MiddleBrook Pharmaceuticals, Inc. (a)	8,000	12,000
	Mine Safety Appliances Co.	2,600	62,166
	Molecular Insight Pharmaceuticals, Inc. (a)	400	1,720
	Molina Healthcare, Inc. (a)	1,800	31,698
	Momenta Pharmaceuticals, Inc. (a)	2,700	31,320
	Monogram Biosciences, Inc. (a)	2,743	7,132
	Myriad Genetics, Inc. (a)	4,700	311,422
	NBTY, Inc. (a)	4,800	75,120
	NPS Pharmaceuticals, Inc. (a)	6,340	39,371
	Nabi Biopharmaceuticals (a)	3,500	11,725
	Nanosphere, Inc. (a)	200	952
	National Dentex Corp. (a)	150	683
	National Healthcare Corp.	600	30,384
	Natus Medical, Inc. (a)	2,900	37,555
	Nektar Therapeutics (a)	8,600	47,816
	Neopharm, Inc. (a)	4,486	718
	Neose Technologies, Inc. (a)	1,900	646
	Neurocrine Biosciences, Inc. (a)	5,345	17,104
	Neurogen Corp. (a)	2,600	374
	Neurometrix, Inc. (a)(c)	1,700	1,445

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nile Therapeutics, Inc. (a)	4,900	$3,920
	Northfield Laboratories, Inc. (a)(c)	3,000	2,970
	Nova Biosource Fuels, Inc. (a)	19,600	1,960
	Novacea, Inc. (a)	4,000	6,000
	Novavax, Inc. (a)	6,500	12,285
	Noven Pharmaceuticals, Inc. (a)	3,000	33,000
	NuVasive, Inc. (a)	3,600	124,740
	Nutraceutical International Corp. (a)	1,400	10,766
	Nuvelo, Inc. (a)	10,221	3,066
	NxStage Medical, Inc. (a)	5,300	14,151
	OSI Pharmaceuticals, Inc. (a)	6,067	236,916
	Obagi Medical Products, Inc. (a)	2,700	20,142
	Odyssey HealthCare, Inc. (a)	3,850	35,613
	Omnicare, Inc.	9,900	274,824
	Onyx Pharmaceuticals, Inc. (a)	5,600	191,296
	Opko Health, Inc. (a)(c)	8,100	13,122
	Optimer Pharmaceuticals, Inc. (a)	3,900	47,229
	OraSure Technologies, Inc. (a)	4,775	17,572
	Ore Pharmaceuticals, Inc. (a)	380	182
	Orexigen Therapeutics, Inc. (a)	1,200	6,696
	Orthofix International NV (a)	2,400	36,792
	Orthologic Corp. (a)	4,100	1,722
	Orthovita, Inc. (a)	5,920	20,069
	Oscient Pharmaceuticals Corp. (a)	550	99
	Osiris Therapeutics, Inc. (a)(c)	1,300	24,908
	Osteotech, Inc. (a)	3,300	5,577
	Owens & Minor, Inc.	3,800	143,070
	PDL BioPharma, Inc.	11,400	70,452
	PSS World Medical, Inc. (a)	6,800	127,976
	Pain Therapeutics, Inc. (a)	4,500	26,640
	Panacos Pharmaceuticals, Inc. (a)	11,006	1,541
	Par Pharmaceutical Cos., Inc. (a)	4,300	57,663
	Parexel International Corp. (a)	7,000	67,970
	Pediatrix Medical Group, Inc. (a)	4,800	152,160
	Penwest Pharmaceuticals Co. (a)	4,600	7,222
	Peregrine Pharmaceuticals, Inc. (a)(c)	20,800	6,032
	Perrigo Co.	7,800	252,018
	PetMed Express, Inc. (a)	2,900	51,127
	PharMerica Corp. (a)	3,423	53,638
	Pharmaceutical Product Development, Inc.	10,100	293,001
	Pharmacyclics, Inc. (a)	2,290	1,809
	Pharmasset, Inc. (a)	2,100	27,531
	Pharmos Corp. (a)	1,140	89
	Power Medical Interventions, Inc. (a)	2,900	638
	Pozen, Inc. (a)	3,300	16,632
	Prestige Brands Holdings, Inc. (a)	2,500	26,375

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Progenics Pharmaceuticals, Inc. (a)	3,200	$32,992
	Psychemedics Corp.	125	808
	Psychiatric Solutions, Inc. (a)	5,032	140,141
	Questcor Pharmaceuticals, Inc. (a)	6,900	64,239
	Quidel Corp. (a)	2,300	30,061
	RTI Biologics, Inc. (a)	2,900	8,004
	RXi Pharmaceuticals Corp. (a)	507	2,915
	RadNet, Inc. (a)	6,600	22,110
	Regeneron Pharmaceuticals, Inc. (a)	6,800	124,848
	RehabCare Group, Inc. (a)	2,100	31,836
	Relìv International, Inc.	1,600	7,200
	Repros Therapeutics, Inc. (a)	1,300	13,676
	Res-Care, Inc. (a)	1,700	25,534
	ResMed, Inc. (a)	7,500	281,100
	Retractable Technologies, Inc. (a)	1,300	1,105
	Rexahn Pharmaceuticals, Inc. (a)	5,000	4,450
	Rigel Pharmaceuticals, Inc. (a)	3,665	29,320
	Rochester Medical Corp. (a)	1,700	26,146
	Rockwell Medical Technologies, Inc. (a)	3,200	13,408
	Salix Pharmaceuticals Ltd. (a)	5,703	50,357
	Sangamo Biosciences, Inc. (a)(c)	4,100	14,268
	Santarus, Inc. (a)	2,700	4,239
	Savient Pharmaceuticals, Inc. (a)	7,684	44,490
	Sciclone Pharmaceuticals, Inc. (a)	5,700	4,218
	Seattle Genetics, Inc. (a)	6,700	59,898
	Sepracor, Inc. (a)	10,355	113,698
	Skilled Healthcare Group, Inc. Class A (a)	2,700	22,788
	Somaxon Pharmaceuticals, Inc. (a)	3,000	3,810
	Sonic Innovations, Inc. (a)	3,500	3,500
	SonoSite, Inc. (a)	2,200	41,976
	Sparta Surgical Corp. (a)	1,900	0
	Spectranetic Corp. (a)	3,800	9,918
	Spectrum Pharmaceuticals, Inc. (a)	16	23
	Staar Surgical Co. (a)	2,400	5,712
	Star Scientific, Inc. (a)	10,100	38,683
	StemCells, Inc. (a)	16,300	22,168
	Stereotaxis, Inc. (a)(c)	2,600	11,440
	Steris Corp.	6,000	143,340
	Sucampo Pharmaceuticals, Inc. Class A (a)	900	5,175
	Sun Healthcare Group, Inc. (a)	3,100	27,435
	Sunrise Senior Living, Inc. (a)	3,400	5,712
	SuperGen, Inc. (a)	3,130	5,978
	SurModics, Inc. (a)	1,500	37,905
	Symmetry Medical, Inc. (a)	2,200	17,534
	Synovis Life Technologies, Inc. (a)	1,300	24,362
	Synta Pharmaceuticals Corp. (a)	900	5,508
	SyntheMed, Inc. (a)	8,500	935

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Synvista Therapeutics, Inc. (a)	50	$47
	Targeted Genetics Corp. (a)	850	149
	Techne Corp.	3,500	225,820
	Telik, Inc. (a)	8,430	3,203
	Theragenics Corp. (a)	1,900	2,223
	Theravance, Inc. (a)	4,500	55,755
	Thoratec Corp. (a)	5,500	178,695
	Threshold Pharmaceuticals, Inc. (a)	1,217	669
	Titan Pharmaceuticals, Inc. (a)	2,800	62
	Tomotherapy, Inc. (a)	4,700	11,186
	TorreyPines Therapeutics, Inc. (a)	375	101
	Trans1, Inc. (a)	400	2,884
	Transgenomic, Inc. (a)	900	396
	Trimeris, Inc.	2,900	3,857
	Triple-S Management Corp. (a)	1,100	12,650
	Trubion Pharmaceuticals, Inc. (a)	400	512
	US Physical Therapy, Inc. (a)	1,600	21,328
	USANA Health Sciences, Inc. (a)	1,100	37,664
	Uluru, Inc. (a)	400	112
	United Therapeutics Corp. (a)	2,300	143,865
	Universal Display Corp. (a)(c)	2,700	25,515
	Universal Health Services, Inc. Class B	4,200	157,794
	Urologix, Inc. (a)	1,700	935
	Utah Medical Products, Inc.	800	17,560
	VCA Antech, Inc. (a)	8,040	159,835
	VNUS Medical Technologies, Inc. (a)	1,960	31,791
	Valeant Pharmaceuticals International (a)(c)	6,900	158,010
	Vanda Pharmaceuticals, Inc. (a)	3,000	1,530
	Vascular Solutions Inc. (a)	200	1,804
	Vermillion, Inc. (a)	170	46
	Vertex Pharmaceuticals, Inc. (a)	14,062	427,204
	Via Pharmaceuticals, Inc. (a)	9	2
	Vical, Inc. (a)	1,000	1,410
	Vion Pharmaceuticals, Inc. (a)	330	122
	ViroPharma, Inc. (a)	7,100	92,442
	Virtual Radiologic Corp. (a)	1,600	13,568
	Vivus, Inc. (a)	7,100	37,772
	Volcano Corp. (a)	3,200	48,000
	Warner Chilcott Ltd. (a)	8,500	123,250
	West Pharmaceutical Services, Inc.	2,900	109,533
	Wright Medical Group, Inc. (a)	3,300	67,419
	XOMA Ltd. (a)	14,200	8,804
	XTENT, Inc. (a)	900	234
	Xenoport, Inc. (a)	2,300	57,684
	Zila, Inc. (a)	385	89

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Zoll Medical Corp. (a)	2,210	$41,747
	ZymoGenetics, Inc. (a)	5,900	17,700

			21,348,308

Electronics - 6.2%	8x8, Inc. (a)(c)	7,300	3,468
	A.O. Smith Corp.	2,200	64,944
	APAC Customer Services, Inc. (a)	3,100	3,751
	ATMI, Inc. (a)	3,400	52,462
	AVX Corp.	5,300	42,082
	AXT, Inc. (a)	1,200	1,620
	AZZ Inc. (a)	1,300	32,630
	Actel Corp. (a)	2,900	33,988
	Acuity Brands, Inc.	4,200	146,622
	Acxiom Corp.	5,400	43,794
	Advanced Analogic Technologies, Inc. (a)	4,900	14,798
	Advanced Battery Technologies, Inc. (a)	5,000	13,300
	Advanced Energy Industries, Inc. (a)	3,500	34,825
	Agilysys, Inc.	3,300	14,157
	Airvana, Inc. (a)	2,000	12,240
	Alliance Fiber Optic Products, Inc. (a)	1,400	900
	Alliant Techsystems, Inc. (a)(b)	3,062	262,597
	Altair Nanotechnologies, Inc. (a)(c)	8,500	10,370
	Altra Holdings, Inc. (a)	3,600	28,476
	American Physicians Capital, Inc.	1,150	55,315
	American Science & Engineering, Inc.	1,000	73,960
	Amkor Technology, Inc. (a)	10,410	22,694
	Amtech Systems, Inc. (a)	100	369
	Anadigics, Inc. (a)	6,500	9,620
	Anaren, Inc. (a)	1,700	20,315
	Anixter International, Inc. (a)	2,700	81,324
	Applied Micro Circuits Corp. (a)	7,075	27,804
	Arris Group, Inc. (a)	12,398	98,564
	Arrow Electronics, Inc. (a)	10,700	201,588
	Ascent Solar Technologies, Inc. (a)	1,300	4,888
	Asyst Technologies, Inc. (a)	4,300	1,075
	Atheros Communications, Inc. (a)	6,700	95,877
	Atmel Corp. (a)	40,900	128,017
	Audiovox Corp. Class A (a)	2,200	11,022
	AuthenTec, Inc. (a)	3,100	5,177
	Avanex Corp. (a)	826	867
	Avid Technology, Inc. (a)	3,356	36,614
	Avnet, Inc. (a)	13,764	250,642
	Aware, Inc. (a)	900	1,683
	Axcelis Technologies, Inc. (a)	7,500	3,825
	Axsys Technologies, Inc. (a)	1,100	60,346
	Badger Meter, Inc.	1,800	52,236
	Bel Fuse, Inc.	600	12,720
	Belden, Inc.	4,500	93,960
	Bell Microproducts, Inc. (a)	2,135	1,281

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Benchmark Electronics, Inc. (a)	5,684	$72,584
	BigBand Networks, Inc. (a)	4,400	24,288
	Bookham, Inc. (a)	15,300	6,885
	Brooks Automation, Inc. (a)	6,782	39,403
	Bruker BioSciences Corp. (a)	5,100	20,604
	C&D Technologies, Inc. (a)(c)	2,800	8,764
	CTS Corp.	4,000	22,040
	Cabot Microelectronics Corp. (a)	2,600	67,782
	Cadence Design Systems, Inc. (a)	27,700	101,382
	CalAmp Corp. (a)	1,300	585
	California Micro Devices CP (a)	4,000	7,440
	Caliper Life Sciences, Inc. (a)	2,385	2,313
	Candela Corp. (a)	2,800	1,484
	Cardtronics, Inc. (a)	600	774
	Cavium Networks, Inc. (a)	4,600	48,346
	Cepheid, Inc. (a)	6,500	67,470
	Ceva, Inc. (a)	2,103	14,721
	Champion Industries, Inc.	700	2,030
	Checkpoint Systems, Inc. (a)	4,200	41,328
	Cirrus Logic, Inc. (a)	8,300	22,244
	Coherent, Inc. (a)	1,800	38,628
	Cohu, Inc.	1,300	15,795
	CommScope, Inc. (a)	6,716	104,367
	Comtech Telecommunications Corp. (a)	2,500	114,550
	Conexant Systems, Inc. (a)	5,254	3,599
	Cox Radio, Inc. Class A (a)	700	4,207
	Cree, Inc. (a)(c)	7,900	125,373
	Cymer, Inc. (a)	3,605	78,986
	Cypress Semiconductor Corp. (a)	14,400	64,368
	DDi Corp. (a)	3,627	11,171
	DSP Group, Inc. (a)	3,900	31,278
	DTS, Inc. (a)	2,200	40,370
	Daktronics, Inc.	2,900	27,144
	Data Domain, Inc. (a)(c)	3,800	71,440
	Dataram Corp.	100	130
	DealerTrack Holdings, Inc. (a)	4,200	49,938
	Diodes, Inc. (a)	3,350	20,301
	Dionex Corp. (a)	1,900	85,215
	Dolby Laboratories, Inc. Class A (a)	5,700	186,732
	Ducommun, Inc.	1,600	26,720
	Dynamics Research Corp. (a)	1,400	11,200
	EDCI Holdings, Inc. (a)	470	1,701
	EF Johnson Technologies, Inc. (a)	3,700	4,958
	EMS Technologies, Inc. (a)	2,000	51,740
	Electro Scientific Industries, Inc. (a)	3,400	23,086
	Electroglas, Inc. (a)	1,700	243
	Electronics for Imaging, Inc. (a)	5,600	53,536

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	eMagin Corp. (a)	20	$11
	Emcore Corp. (a)(c)	6,800	8,840
	Empire Resources, Inc.	1,400	1,750
	Emulex Corp. (a)	7,700	53,746
	EndWare Corp. (a)	1,000	2,400
	Ener1, Inc. (a)(c)	4,000	28,600
	EnerSys (a)	4,400	48,400
	Energizer Holdings, Inc. (a)	5,400	292,356
	Energy Conversion Devices, Inc. (a)(c)	5,000	126,050
	Entorian Technologies, Inc. (a)	9,200	2,668
	Entropic Communications, Inc. (a)	2,000	1,000
	Exar Corp. (a)	5,300	35,351
	Exide Technologies (a)	6,887	36,432
	FEI Co. (a)	3,800	71,668
	FSI International, Inc. (a)	5,300	1,643
	Fairchild Semiconductor International, Inc. (a)	10,100	49,389
	Faro Technologies, Inc. (a)	2,200	37,092
	First Solar, Inc. (a)	4,700	648,412
	Flotek Industries, Inc. (a)	2,400	6,048
	Formfactor, Inc. (a)	5,000	73,000
	FuelCell Energy, Inc. (a)(c)	7,200	27,936
	GTC Biotherapeutics, Inc. (a)	2,400	768
	General Cable Corp. (a)	5,000	88,450
	Genesis Energy LP	2,700	23,571
	Glu Mobile, Inc. (a)	4,200	2,100
	Harmonic, Inc. (a)	9,600	53,856
	Harvard Bioscience, Inc. (a)	1,520	4,028
	Hearst-Argyle Television, Inc.	2,600	15,756
	Herley Industries, Inc. (a)	975	11,973
	Hifn, Inc. (a)	447	1,055
	Hittite Microwave Corp. (a)	1,700	50,082
	Hoku Scientific, Inc. (a)(c)	2,900	7,743
	Houston Wire & Cable Co.	2,400	22,344
	Hungarian Telephone & Cable Corp. (a)	800	6,880
	Hutchinson Technology, Inc. (a)	2,995	10,423
	IPG Photonics Corp. (a)	3,000	39,540
	IRIS International, Inc. (a)	2,500	34,850
	IXYS Corp.	2,400	19,824
	IdentiPHI, Inc. (a)	394	8
	iGO, Inc. (a)	1,700	1,190
	Ikanos Communications, Inc. (a)	5,800	7,308
	Illumina, Inc. (a)	12,992	338,442
	Infinera Corp. (a)	8,300	74,368
	Infosonics Corp. (a)	3,600	900
	Integrated Electrical Services, Inc. (a)	1,500	13,140
	Integrated Silicon Solutions, Inc. (a)	2,170	3,537
	InterDigital, Inc. (a)	4,700	129,250

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	International Rectifier Corp. (a)	7,000	$94,500
	Intersil Corp. Class A	13,315	122,365
	Isilon Systems, Inc. (a)	5,400	17,766
	Itron, Inc. (a)	3,400	216,716
	Ixia (a)	2,600	15,028
	Keithley Instruments, Inc.	1,200	4,380
	Kemet Corp. (a)	2,800	756
	Kopin Corp. (a)	4,200	8,568
	Kulicke & Soffa Industries, Inc. (a)	6,800	11,560
	Lam Research Corp. (a)	12,500	266,000
	Lattice Semiconductor Corp. (a)	12,770	19,283
	LeCroy Corp. (a)	900	2,745
	Leadis Technology, Inc. (a)	6,100	2,013
	Lightpath Technologies, Inc. Class A (a)	100	77
	Limelight Networks, Inc. (a)	7,600	18,620
	Littelfuse, Inc. (a)	2,370	39,342
	MKS Instruments, Inc. (a)	4,153	61,423
	MRV Communications, Inc. (a)	7,287	5,611
	MTS Systems Corp.	1,900	50,616
	Marvell Technology Group Ltd. (a)(d)	48,200	321,494
	Mattson Technology, Inc. (a)	5,200	7,332
	Maxim Integrated Products, Inc.	32,800	374,576
	Maxwell Technologies, Inc. (a)	2,900	14,703
	Measurement Specialties, Inc. (a)	400	2,780
	Mercury Computer Systems, Inc. (a)	1,400	8,834
	Methode Electronics, Inc.	4,300	28,982
	Mettler Toledo International, Inc. (a)	3,200	215,680
	Microsemi Corp. (a)	7,217	91,223
	Microtune, Inc. (a)	2,000	4,080
	MoSys, Inc. (a)	1,855	3,896
	Moduslink Global Solutions, Inc. (a)	3,370	9,739
	Monolithic Power Systems, Inc. (a)	3,300	41,613
	Multi-Fineline Electronix, Inc. (a)	1,100	12,859
	NETGEAR, Inc. (a)	4,500	51,345
	NU Horizons Electronics Corp. (a)	2,900	4,988
	Nanogen, Inc. (a)	4,225	592
	Nanometrics, Inc. (a)	2,000	2,320
	Nanophase Technologies Corp. (a)	3,000	3,150
	Napco Security Systems, Inc. (a)	3,700	4,773
	NetList, Inc. (a)	4,500	1,346
	Netlogic Microsystems, Inc. (a)	2,400	52,824
	Newport Corp. (a)	4,700	31,866
	Nuance Communications, Inc. (a)	18,435	190,987
	ON Semiconductor Corp. (a)	39,081	132,875
	OSI Systems, Inc. (a)	2,200	30,470
	Omni Energy Services Corp. (a)	3,600	4,284
	Omnivision Technologies, Inc. (a)	5,800	30,450

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	OpNext, Inc. (a)	3,400	$5,950
	Oplink Communications, Inc. (a)	1,600	13,760
	PDF Solutions, Inc. (a)	300	432
	PLX Technology, Inc. (a)	1,500	2,580
	PMC-Sierra, Inc. (a)	21,700	105,462
	Palomar Medical Technologies, Inc. (a)	1,900	21,907
	Park Electrochemical Corp.	1,350	25,596
	ParkerVision, Inc. (a)(c)	1,200	2,964
	Pericom Semiconductor Corp. (a)	3,200	17,536
	Pixelworks, Inc. (a)	1,100	803
	Planar Systems, Inc. (a)	900	549
	Plantronics, Inc.	3,800	50,160
	Plexus Corp. (a)	4,300	72,885
	Powell Industries, Inc. (a)	1,100	31,922
	Power Integrations, Inc.	3,100	61,628
	Power-One, Inc. (a)	8,800	10,472
	Powerwave Technologies, Inc. (a)	13,600	6,800
	Preformed Line Products Co.	400	18,416
	Quantum Corp. (a)	10,900	3,924
	QuickLogic Corp. (a)	200	126
	RF Micro Devices, Inc. (a)	25,786	20,113
	Radisys Corp. (a)	2,800	15,484
	Rambus, Inc. (a)	10,600	168,752
	Raven Industries, Inc.	1,900	45,790
	Richardson Electronics Ltd.	800	2,360
	Rofin-Sinar Technologies, Inc. (a)	3,100	63,798
	Rubicon Technology, Inc. (a)	1,600	6,816
	Rudolph Technologies, Inc. (a)	2,928	10,336
	SCM Microsystems, Inc. (a)	800	1,800
	STEC, Inc. (a)	4,600	19,596
	Sanmina-SCI Corp. (a)	44,600	20,962
	Seagate Technology	47,832	211,895
	Semitool, Inc. (a)	1,100	3,355
	Semtech Corp. (a)	6,200	69,874
	Shoretel, Inc. (a)	1,700	7,633
	SiRF Technology Holdings, Inc. (a)	12,200	15,616
	Sielox, Inc. (a)	155	10
	Sigmatron International, Inc. (a)	1,200	2,736
	Silicon Graphics, Inc. (a)	100	270
	Silicon Image, Inc. (a)	7,900	33,180
	Silicon Laboratories, Inc. (a)	5,000	123,900
	Silicon Storage Technology, Inc. (a)	6,000	13,740
	Skyworks Solutions, Inc. (a)	16,300	90,302
	Smart Modular Technologies WWH, Inc. (a)	2,900	4,466
	Spansion LLC Class A (a)	9,900	1,874
	Spectrum Brands, Inc. (a)	3,900	351

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Standard Microsystems Corp. (a)	1,800	$29,412
	Starent Networks Corp. (a)	3,300	39,369
	SunPower Corp. Class A (a)(c)	5,150	190,550
	SunPower Corp. Class B (a)	3,949	120,208
	Super Micro Computer, Inc. (a)	3,900	24,687
	Superconductor Technologies, Inc. (a)	432	436
	Supertex, Inc. (a)	1,600	38,416
	Symmetricom, Inc. (a)	3,476	13,730
	Synaptics, Inc. (a)	3,950	65,412
	TTM Technologies, Inc. (a)	4,600	23,966
	Taser International, Inc. (a)	6,930	36,590
	Technitrol, Inc.	2,900	10,092
	Techwell, Inc. (a)	300	1,950
	Tegal Corp. (a)	841	925
	Tekelec (a)	6,000	80,040
	Telkonet, Inc. (a)	3,300	462
	Terabeam, Inc. (a)	75	15
	Tessera Technologies, Inc. (a)	5,000	59,400
	Thinkorswim Group, Inc. (a)	4,900	27,538
	Thomas & Betts Corp. (a)	4,965	119,259
	Tollgrade Communications, Inc. (a)	800	3,824
	TranSwitch Corp. (a)	22,535	6,310
	Transmeta Corp. (a)	1,360	24,752
	TriQuint Semiconductor, Inc. (a)	14,445	49,691
	Ultra Clean Holdings, Inc. (a)	3,700	7,437
	Ultralife Batteries, Inc. (a)	2,200	29,502
	Ultratech, Inc. (a)	2,200	26,312
	Unica Corp. (a)	100	548
	Unitil Corp.	600	12,390
	Valence Technology, Inc. (a)(c)	10,100	18,382
	Varian Semiconductor Equipment Associates, Inc. (a)	7,450	134,994
	Varian, Inc. (a)	2,850	95,504
	Viasat, Inc. (a)	2,600	62,608
	Vicor Corp.	3,800	25,118
	Virage Logic Corp. (a)	2,300	6,877
	Vishay Intertechnology, Inc. (a)	14,061	48,089
	Vocus, Inc. (a)	2,100	38,241
	Volterra Semiconductor Corp. (a)	3,900	27,885
	Western Digital Corp. (a)	20,600	235,870
	Williams Controls, Inc. (a)	500	3,640
	Zebra Technologies Corp. Class A (a)	6,317	127,982
	Zhone Technologies, Inc. (a)	7,424	616
	Zoran Corp. (a)	5,461	37,299

			12,454,867

Energy & Raw Materials - 3.9%	APCO Argentina, Inc.	1,000	26,630
	Adams Resources & Energy, Inc.	800	13,600
	Alliance Resource Partners LP	2,000	53,760

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Alpha Natural Resources, Inc. (a)	6,900	$111,711
	Amerigas Partners LP	3,300	92,829
	Arch Coal, Inc.	14,400	234,576
	Atlas Pipeline Partners LP	5,300	31,800
	Atwood Oceanics, Inc. (a)	5,600	85,568
	Barnwell Industries, Inc.	600	2,670
	Berry Petroleum Co. Class A	4,000	30,240
	Boardwalk Pipeline Partners LP	4,800	85,344
	Brigham Exploration Co. (a)	4,500	14,400
	Bristow Group, Inc. (a)	2,700	72,333
	Bronco Drilling Co., Inc. (a)	3,500	22,610
	Buckeye GP Holdings LP	1,900	24,320
	Buckeye Partners LP	4,500	145,125
	CARBO Ceramics, Inc.	2,450	87,049
	CREDO Petroleum Corp. (a)	1,700	14,314
	CVR Energy, Inc. (a)	5,454	21,816
	Cal Dive International, Inc. (a)	4,075	26,528
	Calpine Corp. (a)	35,700	259,896
	Calumet Specialty Products Partners LP	2,300	20,148
	Cimarex Energy Co.	7,916	211,990
	Compass Minerals International, Inc.	3,500	205,310
	Crosstex Energy, Inc.	3,600	14,040
	DHT Maritime, Inc.	5,600	31,024
	Dawson Geophysical Co. (a)	1,300	23,153
	Denbury Resources, Inc. (a)	22,300	243,516
	Double Eagle Pete & Mining Co. (a)	1,800	12,636
	Dril-Quip, Inc. (a)	3,200	65,632
	Dune Energy, Inc. (a)	7,800	1,404
	Enterprise GP Holdings LP	3,600	62,748
	Enterprise Products Partners LP	28,305	586,763
	Exterran Holdings, Inc. (a)	6,363	135,532
	Exterran Partners LP	400	4,492
	FMC Technologies, Inc. (a)	12,200	290,726
	Ferrellgas Partners LP	4,300	63,038
	Forest Oil Corp. (a)	7,700	126,973
	Foundation Coal Holdings, Inc.	5,400	75,708
	Furmamite Corp. (a)	2,100	11,319
	General Maritime Corp.	3,952	42,681
	GeoPetro Resources Co. (a)	7,600	5,548
	Goodrich Petroleum Corp. (a)	3,000	89,850
	Haynes International, Inc. (a)	1,300	32,006
	Headwaters, Inc. (a)	4,600	31,050
	Helmerich & Payne, Inc.	8,700	197,925
	Holly Energy Partners LP	1,400	29,890
	Houston American Energy Corp.	2,100	7,098
	ICO Inc. (a)	3,300	10,428

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ION Geophysical Corp. (a)	8,600	$29,498
	Inergy LP	3,700	63,048
	James River Coal Co. (a)	2,500	38,325
	John D. Oil & Gas Co. (a)	6,000	1,200
	Joy Global, Inc.	10,000	228,900
	Kinder Morgan Energy Partners LP (c)	17,200	786,900
	Kirby Corp. (a)	5,400	147,744
	Lime Energy Co. (a)	700	3,255
	Lufkin Industries, Inc.	1,600	55,200
	MAXXAM, Inc. (a)	900	12,150
	McDermott International, Inc. (a)	22,400	221,312
	NL Industries, Inc.	900	12,060
	National Coal Corp. (a)	2,700	3,429
	Natural Gas Services Group (a)	1,400	14,182
	Natural Resource Partners LP	3,200	55,840
	Newpark Resources, Inc. (a)	6,900	25,530
	Nustar GP Holdings LLC	3,200	56,576
	Oil States International, Inc. (a)	4,900	91,581
	Orion Energy Systems, Inc. (a)(c)	2,600	14,066
	PMFG, Inc. (a)	600	5,736
	Parallel Petroleum Corp. (a)	8,400	16,884
	Parker Drilling Co. (a)	11,600	33,640
	Patriot Coal Corp. (a)	5,300	33,125
	Penn Virginia Corp.	4,200	109,116
	Penn Virginia GP Holdings LP	2,000	19,860
	Penn Virginia Resource Partners LP	2,500	28,425
	Petroleum Development Corp. (a)	1,580	38,031
	Pioneer Drilling Co. (a)	5,200	28,964
	Plains All American Pipeline LP	10,641	369,136
	Precision Drilling Trust	314	2,634
	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	9,512	8,085
	Quest Energy Partners LP	2,300	5,014
	RGC Resources, Inc.	100	2,550
	Rex Energy Corp. (a)	4,600	13,524
	SEACOR Holdings, Inc. (a)	2,077	138,432
	SandRidge Energy, Inc. (a)	8,600	52,890
	Swift Energy Co. (a)	3,600	60,516
	TC PipeLines LP	1,700	39,525
	TXCO Resources, Inc. (a)	4,200	6,258
	Terex Corp. (a)	9,700	168,004
	Tidewater, Inc.	5,355	215,646
	USEC, Inc. (a)(c)	8,600	38,614
	Unit Corp. (a)	5,000	133,600
	Uranium Resources, Inc. (a)	4,100	3,157
	Westmoreland Coal Co. (a)	1,600	17,760

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Williams Partners LP	5,000	$59,700
	World Fuel Services Corp.	3,200	118,400

			7,717,769

Energy & Utilities - 5.0%	AGL Resources, Inc. (b)	7,400	231,990
	ATG, Inc. (a)	1,100	0
	Active Power, Inc. (a)	3,500	1,120
	Akeena Solar, Inc. (a)(c)	2,600	4,472
	Allete, Inc.	3,100	100,037
	Alliant Energy Corp.	10,600	309,308
	American States Water Co.	1,750	57,715
	American Water Works Co, Inc.	5,800	121,104
	Aqua America, Inc.	13,017	268,020
	Artesian Resources Corp. Class A	225	3,559
	Atmos Energy Corp.	8,700	206,190
	Atrion Corp.	200	19,420
	Aventine Renewable Energy Holdings, Inc. (a)	5,200	3,380
	Avista Corp.	5,500	106,590
	Basin Water, Inc. (a)(c)	3,600	1,872
	Beacon Power Corp. (a)(c)	7,730	4,097
	BioFuel Energy Corp. (a)	4,600	1,610
	Black Hills Corp.	3,800	102,448
	CH Energy Group, Inc.	1,600	82,224
	Cadiz, Inc. (a)	2,000	25,020
	California Water Service Group	2,300	106,789
	Central Vermont Public Service Corp.	1,600	38,176
	Cheniere Energy Partners LP (c)	3,300	12,243
	Chesapeake Utilities Corp.	1,200	37,776
	Cleco Corp.	6,100	139,263
	Comverge, Inc. (a)(c)	3,800	18,620
	Connecticut Water Service, Inc.	1,000	23,610
	Contango Oil & Gas Co. (a)	1,200	67,560
	Copano Energy LLC Common Units	5,400	63,018
	DCP Midstream Partners LP	1,500	14,100
	DPL, Inc.	10,835	247,471
	Delta Natural Gas Co., Inc.	100	2,425
	Eagle Rock Energy Partners LP	5,600	26,376
	El Paso Electric Co. (a)	4,800	86,832
	El Paso Pipeline Partners LP	2,600	40,560
	The Empire District Electric Co.	3,700	65,120
	EnerNOC, Inc. (a)(c)	2,600	19,344
	Energen Corp.	6,700	196,511
	Energy Recovery, Inc. (a)	2,200	16,676
	Energy Transfer Partners LP	8,000	272,080
	Energy West, Inc.	300	2,478
	Evergreen Energy, Inc. (a)(c)	4,700	1,363
	Florida Public Utilities Co.	199	2,091
	GT Solar International, Inc. (a)	3,200	9,248

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	GeoMet, Inc. (a)	100	$172
	Global Partners LP	1,800	19,620
	Great Plains Energy, Inc.	12,212	236,058
	GreenHunter Energy, Inc. (a)	300	1,476
	Hawaiian Electric Industries, Inc.	8,120	179,777
	IDACORP, Inc.	4,800	141,360
	The Laclede Group, Inc.	2,200	103,048
	MDU Resources Group, Inc.	15,625	337,188
	MGE Energy, Inc.	2,300	75,900
	MYR Group, Inc. (a)	2,900	29,000
	Magellan Midstream Holdings LP	2,300	31,901
	Middlesex Water Co.	866	14,921
	Mirant Corp. (a)	16,900	318,903
	Mitcham Industries, Inc. (a)	1,700	6,749
	NRG Energy, Inc. (a)	23,760	554,321
	NSTAR	10,200	372,198
	NV Energy, Inc.	24,100	238,349
	National Fuel Gas Co.	6,550	205,212
	New Jersey Resources Corp.	4,260	167,631
	NorthWestern Corp.	4,200	98,574
	Northeast Utilities Inc.	15,000	360,900
	Northwest Natural Gas Co.	2,700	119,421
	OGE Energy Corp.	8,300	213,974
	ONEOK Partners LP	5,000	227,750
	Oneok, Inc.	9,290	270,525
	Ormat Technologies, Inc.	1,800	57,366
	Otter Tail Corp.	2,800	65,324
	PNM Resources, Inc.	7,000	70,560
	Pennichuck Corp.	177	3,634
	Piedmont Natural Gas Co.	7,000	221,690
	Pike Electric Corp. (a)	2,700	33,210
	Portland General Electric Co.	6,400	124,608
	PowerSecure International, Inc. (a)	1,900	6,251
	Puget Energy, Inc.	10,800	294,516
	Regency Energy Partners LP	5,100	41,055
	Reliant Energy, Inc. (a)	34,600	199,988
	Renegy Holdings, Inc. (a)	396	131
	SJW Corp.	700	20,958
	SMF Energy Corp. (a)	600	144
	SemGroup Energy Partners LP	4,300	10,836
	South Jersey Industries, Inc.	2,800	111,580
	Southern Union Co.	10,554	137,624
	Southwest Gas Corp.	3,700	93,314
	Southwest Water Co.	3,671	11,821
	Spectra Energy Partners LP	1,700	33,626
	Star Gas Partners LP (a)	2,000	4,780

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Synthesis Energy Systems, Inc. (a)	700	$476
	Targa Resources Partners LP	4,400	34,100
	UGI Corp.	9,860	240,781
	UIL Holdings Corp.	1,833	55,045
	Unisource Energy Corp.	4,100	120,376
	Vectren Corp.	7,400	185,074
	Venoco, Inc. (a)	2,100	5,691
	VeraSun Energy Corp. (a)	10,457	575
	WGL Holdings, Inc.	5,100	166,719
	Westar Energy, Inc.	10,825	222,021

			10,058,708

Food & Agriculture - 2.1%	Alico, Inc.	400	16,396
	American Italian Pasta Co. Class A (a)	1,500	33,510
	The Andersons, Inc.	2,000	32,960
	Applied Energetics, Inc. (a)(c)	3,765	1,205
	B&G Foods, Inc. Class A	5,700	30,780
	Bridgford Foods Corp. (a)	500	1,905
	Bunge Ltd. (c)	12,300	636,771
	Burger King Holdings, Inc.	8,800	210,144
	Cagle’s, Inc. Class A (a)	200	350
	Cal-Maine Foods, Inc. (c)	1,500	43,050
	Chiquita Brands International, Inc. (a)	4,702	69,496
	Coca-Cola Bottling Co. Consolidated	400	18,384
	Consolidated-Tomoka Land Co.	300	11,457
	Core-Mark Holdings Co., Inc. (a)	500	10,760
	Corn Products International, Inc.	6,800	196,180
	Cuisine Solutions, Inc. (a)	1,200	612
	Dairy Mart Convenience Stores, Inc. (a)	500	0
	Darling International, Inc. (a)	8,200	45,018
	Del Monte Foods Co.	18,500	132,090
	Diamond Foods, Inc.	2,000	40,300
	Eden Bioscience Corp. (a)	299	380
	Farmer Bros. Co.	700	17,458
	Fisher Communications, Inc.	500	10,320
	Flowers Foods, Inc.	8,018	195,318
	Fresh Del Monte Produce, Inc. (a)	4,700	105,374
	Golden Enterprises, Inc.	600	1,110
	Green Mountain Coffee Roasters, Inc. (a)(c)	2,100	81,270
	Griffin Land & Nurseries, Inc.	600	22,116
	Hain Celestial Group, Inc. (a)	3,939	75,196
	Hormel Foods Corp.	6,986	217,125
	Imperial Sugar Co. New Shares	1,412	20,248
	Ingles Markets, Inc. Class A	1,800	31,662
	J&J Snack Foods Corp.	1,900	68,172
	John B. Sanfilippo & Son, Inc. (a)	700	3,773
	John Bean Technologies Corp.	3,005	24,551

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Jones Soda Co. (a)	4,200	$1,323
	Key Technology Inc. (a)	1,100	20,779
	Lance, Inc.	2,600	59,644
	Lifeway Foods, Inc. (a)	1,600	14,368
	MGP Ingredients, Inc.	2,900	1,943
	Maui Land & Pineapple Co., Inc. (a)	400	5,372
	Monterey Gourmet Foods, Inc. (a)	700	742
	Nash Finch Co.	1,520	68,233
	Neogen Corp. (a)	1,312	32,774
	NitroMed, Inc. (a)	5,900	2,124
	Omega Protein Corp. (a)	200	802
	The Pantry, Inc. (a)	2,300	49,335
	Peet’s Coffee & Tea, Inc. (a)	1,800	41,850
	PepsiAmericas, Inc.	6,227	126,782
	Ralcorp Holdings, Inc. (a)	5,332	311,389
	Rocky Mountain Chocolate Factory, Inc.	1,495	7,938
	Sanderson Farms, Inc.	2,150	74,304
	Schiff Nutrition International, Inc. (a)	2,800	16,716
	The Scotts Miracle-Gro Co.	4,000	118,880
	Seaboard Corp.	40	47,760
	Seneca Foods Corp. (a)	200	4,182
	Smart Balance, Inc. (a)	4,800	32,640
	Smithfield Foods, Inc. (a)	12,088	170,078
	SoftBrands, Inc. (a)	114	43
	Spartan Stores, Inc.	2,700	62,775
	Susser Holdings Corp. (a)	1,700	22,593
	Tasty Baking Co.	400	1,356
	Tejon Ranch Co. (a)	900	22,266
	Terra Industries, Inc.	9,600	160,032
	Tootsie Roll Industries, Inc.	2,151	55,087
	TreeHouse Foods, Inc. (a)	3,512	95,667
	United Natural Foods, Inc. (a)	4,100	73,062
	Willamette Valley Vineyards, Inc. (a)	800	2,408
	Winn-Dixie Stores, Inc. (a)	4,800	77,280
	Zanett, Inc. (a)	125	68
	Zapata Corp. (a)	800	4,824

			4,192,860

Gold - 0.1%	Allied Nevada Gold Corp. (a)	7,100	35,926
	Aurora Oil & Gas Corp. (a)	1,200	84
	NGAS Resources, Inc. (a)	4,700	7,708
	Royal Gold, Inc.	3,435	169,036
	US Gold Corp. (a)	9,100	8,281

			221,035

Insurance - 5.0%	21st Century Holding Co.	1,300	6,019
	AMBAC Financial Group, Inc. (c)	35,700	46,410
	Affirmative Insurance Holdings, Inc.	2,600	3,770

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Alleghany Corp. (a)	554	$156,228
	Allied World Assurance Holdings Ltd.	4,000	162,400
	AmTrust Financial Services, Inc.	4,300	49,880
	American Equity Investment Life Holding Co.	6,100	42,700
	American Financial Group, Inc.	7,250	165,880
	American National Insurance Co.	1,600	117,968
	American Physicians Service Group, Inc.	700	15,057
	American Safety Insurance Holdings Ltd. (a)	100	1,321
	Amerisafe, Inc. (a)	2,500	51,325
	Arch Capital Group Ltd. (a)	5,305	371,880
	Argo Group International Holdings Ltd. (a)	2,639	89,515
	Arthur J. Gallagher & Co.	9,600	248,736
	Aspen Insurance Holdings Ltd.	7,500	181,875
	Assured Guaranty Ltd.	6,100	69,540
	Atlantic American Corp. (a)	700	518
	Axis Capital Holdings Ltd.	14,400	419,328
	Baldwin & Lyons, Inc. Class B	950	17,280
	Brown & Brown, Inc.	10,200	213,180
	CNA Financial Corp.	3,029	49,796
	CNA Surety Corp. (a)	1,900	36,480
	CastlePoint Holdings, Ltd.	4,600	62,376
	Conseco, Inc. (a)	16,300	84,434
	Crawford & Co. Class B (a)	3,200	46,528
	Delphi Financial Group, Inc. Class A	4,450	82,058
	Donegal Group, Inc. Class A	500	8,385
	EMC Insurance Group, Inc.	1,100	28,215
	Eastern Insurance Holdings, Inc.	1,900	15,257
	eHealth, Inc. (a)	2,200	29,216
	Employers Holdings, Inc.	4,300	70,950
	Endurance Specialty Holdings Ltd.	5,500	167,915
	The Ensign Group, Inc.	300	5,022
	Enstar Group Ltd. (a)	500	29,570
	Erie Indemnity Co. Class A	3,200	120,416
	Everest Re Group Ltd.	5,400	411,156
	FBL Financial Group, Inc. Class A	1,700	26,265
	FPIC Insurance Group, Inc. (a)	1,100	48,158
	Fidelity National Title Group, Inc. Class A	19,564	347,261
	First American Corp.	7,335	211,908
	First Mercury Financial Corp. (a)	2,400	34,224
	First United Corp.	400	5,392
	Flagstone Reinsurance Holdings Ltd.	4,500	43,965
	Greenlight Capital Re Ltd. (a)	3,800	49,362
	HCC Insurance Holdings, Inc.	10,550	282,213
	The Hanover Insurance Group, Inc.	4,600	197,662
	Harleysville Group, Inc.	1,400	48,622
	Horace Mann Educators Corp.	4,300	39,517
	IPC Holdings, Ltd.	5,300	158,470

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Independence Holding Co.	720	$2,599
	Infinity Property & Casualty Corp.	1,800	84,114
	Isolagen, Inc. (a)	6,000	1,140
	Kansas City Life Insurance Co.	700	30,345
	Life Partners Holdings, Inc.	825	36,003
	Maiden Holdings Ltd.	2,600	8,138
	Markel Corp. (a)	972	290,628
	Max Capital Group Ltd.	5,300	93,810
	Meadowbrook Insurance Group, Inc.	4,100	26,404
	Mercer Insurance Group, Inc.	1,400	17,696
	Mercury General Corp.	2,500	114,975
	Montpelier Re Holdings Ltd.	7,600	127,604
	NYMAGIC, Inc.	600	11,430
	National Interstate Corp.	600	10,722
	Nationwide Financial Services, Inc. Class A	5,200	271,492
	Navigators Group, Inc. (a)	1,700	93,347
	Odyssey Re Holdings Corp.	2,100	108,801
	Old Republic International Corp.	21,012	250,463
	OneBeacon Insurance Group Ltd.	2,400	25,056
	PMA Capital Corp. Class A (a)	4,695	33,241
	The PMI Group, Inc.	8,000	15,600
	PartnerRe Ltd.	5,800	413,366
	The Phoenix Cos., Inc.	8,700	28,449
	Pico Holdings, Inc. (a)	2,000	53,160
	Platinum Underwriters Holdings Ltd.	5,000	180,400
	Presidential Life Corp.	3,100	30,659
	ProAssurance Corp. (a)	3,000	158,340
	Protective Life Corp.	5,800	83,230
	RLI Corp.	2,000	122,320
	Radian Group, Inc. (c)	8,444	31,074
	Reinsurance Group of America, Inc.	5,700	244,074
	RenaissanceRe Holdings Ltd.	6,500	335,140
	Safety Insurance Group, Inc.	1,800	68,508
	SeaBright Insurance Holdings, Inc. (a)	2,900	34,046
	Selective Insurance Group, Inc.	4,700	107,771
	Stancorp Financial Group, Inc.	4,300	179,611
	State Auto Financial Corp.	1,425	42,836
	Stewart Information Services Corp.	2,200	51,678
	Tower Group, Inc.	2,500	70,525
	Transatlantic Holdings, Inc.	2,631	105,398
	Triad Guaranty, Inc. (a)(c)	2,900	1,102
	Unico American Corp. (a)	300	2,643
	United America Indemnity, Ltd. (a)	2,700	34,587
	United Fire & Casualty Co.	2,000	62,140
	Unitrin, Inc.	4,500	71,730
	Universal American Financial Corp. (a)	5,200	45,864

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Universal Insurance Holdings, Inc.	400	$976
	Validus Holdings Ltd.	3,300	86,328
	W.R. Berkley Corp.	13,390	415,090
	WellCare Health Plans, Inc. (a)	4,100	52,726
	Zenith National Insurance Corp.	3,250	102,603

			10,041,585

International Oil - 0.0%	ATP Oil & Gas Corp. (a)	3,100	18,135
	Sulphco, Inc. (a)(c)	12,700	11,938

			30,073

Liquor - 0.1%	Boston Beer Co., Inc. Class A (a)	1,300	36,920
	Central European Distribution Corp. (a)	3,512	69,186
	National Beverage Corp. (a)	2,160	19,440

			125,546

Media - 2.0%	ACCO Brands Corp. (a)	3,500	12,075
	AH Belo Corp.	1,296	2,825
	America’s Car Mart, Inc. (a)	1,850	25,548
	Ascent Media Corp. Class A (a)	1,406	30,707
	Beasley Broadcasting Group, Inc. Class A	4,100	7,380
	Belo Corp. Class A	6,480	10,109
	Blockbuster, Inc. Class A (a)	25,900	32,634
	CTN Media Group, Inc. (a)	50	0
	Cablevision Systems Corp. Class A	23,300	392,372
	Carmike Cinemas, Inc.	2,500	9,125
	Charter Communications, Inc. Class A (a)	29,000	2,372
	Cinemark Holdings, Inc.	3,700	27,491
	Citadel Broadcasting Corp. (a)	19,200	3,072
	Coleman Cable, Inc. (a)	2,300	10,419
	Consolidated Graphics, Inc. (a)	1,600	36,224
	Crown Media Holdings, Inc. Class A (a)	1,500	4,275
	Cumulus Media, Inc. Class A (a)	6,165	15,351
	DISH Network Corp. (a)	21,165	234,720
	Discovery Communications, Inc. Class A (a)	28,600	404,976
	Document Security Systems, Inc. (a)(c)	2,500	4,575
	Dolan Media Co. (a)	4,400	28,996
	DreamWorks Animation SKG, Inc. Class A (a)	5,700	143,982
	EW Scripps Co.	3,233	7,145
	EchoStar Holding Corp. (a)	4,173	62,053
	Emmis Communications Corp. Class A (a)	6,400	2,240
	Entercom Communications Corp.	3,000	3,690
	Entravision Communications Corp. Class A (a)	6,500	10,140
	Gartner, Inc. Class A (a)	6,080	108,406
	Gaylord Entertainment Co. (a)	3,520	38,157
	Global Traffic Network, Inc. (a)	1,900	11,096
	Gray Television, Inc.	2,200	880
	iBEAM Broadcasting Corp. (a)	80	0

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Internet Brands, Inc. Class A (a)	1,300	$7,566
	Intraware, Inc. (a)	20	78
	John Wiley & Sons, Inc. Class A	4,500	160,110
	Journal Communications, Inc. Class A	4,500	11,025
	The Knot, Inc. (a)	2,200	18,304
	Lee Enterprises, Inc. (c)	2,400	984
	Liberty Global, Inc. (a)	27,141	432,085
	Liberty Global, Inc. Series C (a)	3,922	59,536
	Liberty Media Corp. - Entertainment Class A (a)	52,828	923,433
	Lin TV Corp. Class A (a)	3,200	3,488
	Live Nation, Inc. (a)	6,400	36,736
	Loral Space & Communications Ltd. (a)	1,400	20,342
	Martha Stewart Living Omnimedia, Inc. Class A (a)	3,600	9,360
	McClatchy Co. Class A (c)	6,000	4,800
	Media General, Inc. Class A	2,100	3,675
	Mediacom Communications Corp. Class A (a)	5,900	25,370
	National CineMedia, Inc.	5,500	55,770
	Navarre Corp. (a)	5,600	2,240
	Network Equipment Technologies, Inc. (a)	1,400	4,032
	Nexstar Broadcasting Group, Inc. Class A (a)	4,500	2,300
	Outdoor Channel Holdings, Inc. (a)	100	749
	Palatin Technologies, Inc. (a)	10,600	954
	Playboy Enterprises, Inc. Class B (a)	2,100	4,536
	Primedia, Inc.	3,905	8,474
	RHI Entertainment, Inc. (a)	300	2,436
	Radio One, Inc. Class D (a)	2,000	460
	Regal Entertainment Group Series A	8,000	81,680
	Regent Communications, Inc. (a)	2,900	257
	Rentrak Corp. (a)	100	1,179
	Rewards Network, Inc. (a)	1,500	3,885
	Saga Communications, Inc. Class A (a)	1,425	2,351
	Salem Communications Corp. Class A (a)	1,600	1,200
	Scholastic Corp.	2,710	36,802
	Sinclair Broadcast Group, Inc. Class A	8,400	26,040
	Source Interlink Cos., Inc. (a)(c)	8,630	1,148
	Spanish Broadcasting System, Inc. Class A (a)	5,100	495
	TiVo, Inc. (a)	8,665	62,041
	Time Warner Cable, Inc.	15,300	328,185
	United Capital Corp. (a)	600	10,884
	Valassis Communications, Inc. (a)	4,700	6,204
	ValueVision Media, Inc. Class A (a)	2,800	924
	WPT Enterprises, Inc. (a)	2,100	903
	Westwood One, Inc. (a)	3,600	198
	Young Broadcasting, Inc. Class A (a)	2,400	77

			4,046,331

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Miscellaneous - 0.3%	Alliance Holdings GP LP	1,300	$19,240
	Calavo Growers, Inc.	200	2,300
	Ceco Environmental Corp. (a)	1,900	4,598
	Coinstar, Inc. (a)	2,700	52,677
	Complete Production Services, Inc. (a)	5,000	40,750
	Delek US Holdings, Inc.	1,600	8,464
	DynCorp. International, Inc. (a)	2,600	39,442
	FLO Corp. (a)	65	0
	Force Protection, Inc. (a)	8,900	53,222
	Gerber Scientific, Inc. (a)	1,300	6,643
	Graham Corp.	2,000	21,640
	HSW International, Inc. (a)	400	152
	International Coal Group, Inc. (a)(c)	10,800	24,840
	Liberty Media Holding Corp. - Capital (a)	12,807	60,321
	Liberty Media Holding Corp. - Interactive (a)	59,736	186,376
	Met-Pro Corp.	500	6,660
	Multi-Color Corp.	400	6,328
	Northstar Neuroscience, Inc. (a)	500	605
	Penson Worldwide, Inc. (a)	2,700	20,574
	Smith & Wesson Holding Corp. (a)	8,300	18,841
	Teekay LNG Partners LP	1,800	26,910

			600,583

Miscellaneous Finance - 11.6%	1st Source Corp.	1,210	28,592
	Acacia Research - Acacia Technologies (a)	2,100	6,384
	Advance America, Cash Advance Centers, Inc.	4,200	7,938
	Advanta Corp. Class B	4,950	10,345
	Affiliated Managers Group, Inc. (a)(b)	4,200	176,064
	Agree Realty Corp.	1,400	25,382
	AllianceBernstein Holding LP	2,900	60,291
	Amcore Financial, Inc.	3,170	11,475
	AmeriCredit Corp. (a)(c)	9,450	72,198
	American Campus Communities, Inc.	3,975	81,408
	Ampal-American Israel Corp. Class A (a)	1,200	696
	Anchor Bancorp Wisconsin, Inc.	2,600	7,176
	Ashford Hospitality Trust, Inc.	6,900	7,935
	Asset Acceptance Capital Corp. (a)	2,100	10,731
	Asta Funding, Inc.	1,600	4,352
	Astoria Financial Corp.	9,450	155,736
	Atlantic Coast Federal Corp.	74	288
	BGC Partners, Inc.	3,300	9,108
	BOK Financial Corp.	2,301	92,960
	BP Prudhoe Bay Royalty Trust	2,300	168,682
	Bancorp Rhode Island, Inc.	900	19,080
	Bank of the Ozarks, Inc. (b)	1,700	50,388
	BankUnited Financial Corp. Class A (c)	5,535	941
	Banner Corp.	2,500	23,525

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Berkshire Hathaway, Inc. Class A (a)	122	$11,785,200
	Berkshire Hills Bancorp, Inc.	1,700	52,462
	BlackRock, Inc. (e)	2,000	268,300
	Blackstone Group LP	14,900	97,297
	Broadpoint Securities Group, Inc. (a)	2,400	7,128
	Broadridge Financial Solutions LLC	12,400	155,496
	Brookfield Infrastructure Partners LP	1,500	16,800
	CVB Financial Corp.	7,275	86,572
	Calamos Asset Management, Inc. Class A	1,700	12,580
	Camco Financial Corp.	500	1,590
	CapLease, Inc.	4,600	7,958
	Capital Corp. of the West	540	508
	Capital Trust, Inc. (c)	2,100	7,560
	CapitalSource, Inc. (c)	21,241	98,133
	Cascade Financial Corp.	515	2,791
	Cash America International, Inc.	3,000	82,050
	Cathay General Bancorp	5,022	119,273
	Central Pacific Financial Corp.	3,476	34,899
	Cenveo, Inc. (a)	3,300	14,685
	Charter Financial Corp.	500	4,500
	Citizens First Bancorp, Inc.	1,600	3,360
	Citizens, Inc. (a)	2,890	28,033
	Cohen & Steers, Inc.	1,800	19,782
	CompuCredit Corp. (a)(c)	5,400	29,862
	Corrections Corp. of America (a)	12,000	196,320
	Covanta Holding Corp. (a)	12,380	271,865
	Cowen Group, Inc. (a)	2,400	14,976
	Cross Timbers Royalty Trust	956	26,625
	Deerfield Capital Corp.	354	1,260
	Diamond Hill Investments Group	300	19,500
	Dime Community Bancshares, Inc.	3,700	49,210
	Duff & Phelps Corp. (a)	1,200	22,944
	ESB Financial Corp.	629	6,755
	Eastern Virginia Bankshares, Inc.	300	2,643
	Eaton Vance Corp.	10,600	222,706
	Encore Capital Group, Inc. (a)	1,600	11,520
	Epoch Holding Corp.	2,300	17,457
	Evercore Partners, Inc. Class A	1,200	14,988
	Extra Space Storage, Inc.	8,160	84,211
	Ezcorp, Inc. (a)	4,500	68,445
	FBR Capital Markets Corp. (a)	3,400	16,524
	FCStone Group, Inc. (a)	4,850	21,486
	The FINOVA Group, Inc. (a)	900	5
	Fannie Mae	96,300	73,188
	Federal Agricultural Mortgage Corp. Class B	300	1,050
	Financial Federal Corp.	2,100	48,867
	First Defiance Financial Corp.	500	3,865

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	First Financial Corp.	800	$32,792
	First Financial Holdings, Inc.	1,400	28,336
	First Financial Northwest, Inc.	3,100	28,954
	The First Marblehead Corp. (a)	6,200	7,998
	First Place Financial Corp.	615	2,355
	FirstFed Financial Corp. (a)(c)	3,700	6,475
	Flagstar Bancorp, Inc. (a)	3,600	2,556
	Flushing Financial Corp.	2,950	35,282
	Fortress Investment Group LLC	4,100	4,100
	Franklin Street Properties Corp.	6,600	97,350
	Freddie Mac	51,700	37,741
	Friedman Billings Ramsey Group, Inc. Class A (a)	9,710	1,651
	Frontline Capital Group (a)	300	0
	GAMCO Investors, Inc. Class A	700	19,124
	GFI Group, Inc.	6,400	22,656
	GLG Partners, Inc. (c)	20,600	46,762
	Glacier Bancorp, Inc.	5,656	107,577
	Gramercy Capital Corp.	2,839	3,634
	Greenhill & Co., Inc. (c)	1,200	83,724
	HMN Financial, Inc.	900	3,762
	Heartland Payment Systems, Inc.	2,300	40,250
	Heritage Financial Corp.	420	5,145
	Hersha Hospitality Trust	5,700	17,100
	Hugoton Royalty Trust	4,100	65,805
	IBERIABANK Corp.	1,300	62,400
	ITC Holdings Corp.	4,900	214,032
	Independent Bank Corp./MI	2,524	5,452
	InnSuites Hospitality Trust	800	440
	Interactive Brokers Group, Inc. Class A (a)	4,700	84,083
	International Assets Holding Corp., Inc. (a)	1,000	8,580
	International Bancshares Corp.	6,141	134,058
	Investment Technology Group, Inc. (a)	4,500	102,240
	JMP Group, Inc.	4,100	22,755
	Jackson Hewitt Tax Service, Inc.	2,900	45,501
	Jefferies Group, Inc. New Shares	11,100	156,066
	KBW, Inc. (a)(c)	3,000	69,000
	KKR Financial Holdings LLC	12,300	19,434
	Knight Capital Group, Inc. Class A (a)	10,000	161,500
	LaBranche & Co., Inc. (a)	3,600	17,244
	Ladenburg Thalmann Financial Services, Inc. (a)(c)	5,581	4,018
	Lazard Ltd. Class A	7,500	223,050
	Lincoln Bancorp	1,000	15,210
	MB Financial, Inc.	3,650	102,018
	MDRNA, Inc. (a)	3,390	1,153
	MF Global Ltd. (a)	8,700	17,748
	MGIC Investment Corp.	12,800	44,544

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MSCI, Inc. (a)	7,100	$126,096
	Malan Realty Investors, Inc. (a)(f)	200	0
	McGrath RentCorp	1,700	36,312
	Medallion Financial Corp.	2,800	21,364
	Medical Properties Trust, Inc.	7,100	44,801
	Merriman Curhan Ford Group, Inc. (a)	900	540
	MicroFinancial, Inc.	500	1,010
	Mid Penn Bancorp, Inc.	115	2,231
	MoneyGram International, Inc.	4,700	4,747
	Monmouth Real Estate Investment Corp. Class A	2,462	17,234
	MutualFirst Financial, Inc.	300	2,025
	NASB Financial, Inc.	400	10,800
	National Financial Partners Corp.	3,600	10,944
	National Security Group, Inc.	120	714
	National Western Life Insurance Co. Class A	307	51,935
	Nelnet, Inc. Class A	3,500	50,155
	New York Community Bancorp, Inc.	34,341	410,718
	NewStar Financial, Inc. (a)	2,900	11,571
	North American Scientific, Inc. (a)	80	8
	Northwest Bancorp, Inc.	2,000	42,760
	Och-Ziff Capital Management Group LLC	3,700	19,055
	Ocwen Financial Corp. (a)	4,700	43,146
	One Liberty Properties, Inc.	1,100	9,680
	optionsXpress Holdings, Inc.	5,400	72,144
	Oritani Financial Corp. (a)	1,400	23,590
	PAB Bankshares, Inc.	612	2,693
	PMC Commercial Trust	2,125	15,831
	PVF Capital Corp.	321	642
	PacWest Bancorp	2,861	76,961
	Pacific Capital Bancorp	5,010	84,569
	Piper Jaffray Cos. (a)	2,245	89,261
	Portfolio Recovery Associates, Inc. (a)(c)	1,200	40,608
	Provident Financial Holdings, Inc.	500	2,260
	Provident Financial Services, Inc.	6,689	102,342
	Pzena Investment Management, Inc. Class A	870	3,671
	Raymond James Financial, Inc.	8,850	151,601
	Reis, Inc. (a)	2,000	10,000
	Renasant Corp.	2,475	42,149
	Resource America, Inc. Class A	1,000	4,000
	Riskmetrics Group, Inc. (a)	2,400	35,736
	Riverview Bancorp, Inc.	200	450
	Roberts Realty Investors, Inc.	494	380
	Roma Financial Corp.	800	10,072
	Rome Bancorp, Inc.	2,000	17,400
	SEI Investments Co.	13,220	207,686
	SWS Group, Inc.	2,265	42,922

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sanders Morris Harris Group, Inc.	3,800	$22,762
	Santander BanCorp	703	8,780
	Security Bank Corp.	384	411
	Siebert Financial Corp.	3,300	6,336
	Specialty Underwriters’ Alliance, Inc. (a)	3,600	9,468
	Sterling Financial Corp.	4,843	42,618
	Stifel Financial Corp. (a)	2,400	110,040
	Student Loan Corp.	420	17,220
	Supertel Hospitality, Inc.	300	510
	TD Ameritrade Holding Corp. (a)	24,080	343,140
	TF Financial Corp.	100	1,930
	Tarragon Corp. (a)	4,679	375
	Thomas Weisel Partners Group, Inc. (a)	2,800	13,216
	TierOne Corp.	1,100	4,125
	U.S. Global Investors, Inc.	1,600	7,824
	United Community Banks, Inc. (c)	5,279	71,693
	United PanAm Financial Corp. (a)	1,000	1,600
	Value Line, Inc.	100	3,452
	ViewPoint Financial Group	2,100	33,705
	Visa, Inc. Class A	44,300	2,323,535
	W Hldg Co., Inc. (c)	205	2,112
	W.P. Carey & Co. LLC	2,400	56,232
	WP Stewart & Co. Ltd. (a)	350	724
	WVS Financial Corp.	200	3,180
	Waddell & Reed Financial, Inc. Class A	8,900	137,594
	Washington Federal, Inc.	9,361	140,041
	Waterstone Financial, Inc. (a)	600	2,010
	Wayne Savings Bancshares, Inc.	151	1,139
	Webster Financial Corp.	5,373	74,040
	Wesco Financial Corp.	145	41,746
	West Bancorp., Inc.	840	10,290
	Westfield Financial, Inc.	4,000	41,280
	Westwood Holdings Group Inc.	200	5,682
	White Mountains Insurance Group, Inc.	772	206,209
	Willis Lease Finance Corp. (a)	200	1,854
	Winthrop Realty Trust	1,771	19,198
	World Acceptance Corp. (a)	2,000	39,520
	Wright Express Corp. (a)	3,100	39,060

			23,176,024

Motor Vehicles - 0.9%	ATC Technology Corp. (a)	1,405	20,555
	Accuride Corp. (a)	700	161
	American Axle & Manufacturing Holdings, Inc.	5,000	14,450
	Amerigon Inc. (a)	5,600	18,256
	Arctic Cat, Inc.	1,300	6,227
	ArvinMeritor, Inc.	7,100	20,235
	BorgWarner, Inc.	10,700	232,939

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cascade Corp.	1,200	$35,832
	Coachmen Industries, Inc. (a)	1,100	2,024
	Commercial Vehicle Group, Inc. (a)	700	651
	Dana Holding Corp. (a)	5,100	3,774
	Donaldson Co., Inc.	5,900	198,535
	Dorman Products, Inc. (a)	1,300	17,160
	Federal-Mogul Corp. Class A (a)	2,600	10,998
	Fleetwood Enterprises, Inc. (a)	3,690	369
	FortuNet, Inc. (a)	2,100	3,591
	Fuel Systems Solutions, Inc. (a)	1,550	50,778
	Gentex Corp.	13,890	122,649
	Group 1 Automotive, Inc.	3,500	37,695
	H&E Equipment Services, Inc. (a)	2,900	22,359
	Hayes Lemmerz International, Inc. (a)	7,100	3,195
	LKQ Corp. (a)	13,600	158,576
	Lear Corp. (a)	13,945	19,662
	Lithia Motors, Inc. Class A	1,000	3,260
	MarineMax, Inc. (a)	4,600	15,594
	Midas, Inc. (a)	2,200	23,078
	Modine Manufacturing Co.	1,900	9,253
	Monaco Coach Corp.	3,900	1,989
	Monro Muffler, Inc.	1,425	36,338
	Myers Industries, Inc.	2,120	16,960
	Navistar International Corp. (a)	6,200	132,556
	Noble International Ltd.	850	374
	Oshkosh Corp.	6,200	55,118
	Penske Auto Group, Inc.	4,200	32,256
	Polaris Industries, Inc. (c)	3,100	88,815
	Proliance International, Inc. (a)	447	161
	Rush Enterprises, Inc. Class A (a)	3,850	32,995
	Sonic Automotive, Inc.	1,800	7,164
	Spartan Motors, Inc.	2,275	10,761
	Standard Motor Products, Inc.	1,300	4,498
	Stoneridge, Inc. (a)	1,300	5,928
	Superior Industries International, Inc. (c)	3,210	33,769
	TRW Automotive Holdings Corp. (a)	5,300	19,080
	Thor Industries, Inc. (c)	3,685	48,568
	Titan International, Inc.	3,375	27,844
	U.S. Auto Parts Network, Inc. (a)	4,600	6,394
	Visteon Corp. (a)	8,000	2,800
	WABCO Holdings, Inc.	6,600	104,214
	Winnebago Industries, Inc.	4,600	27,738

			1,748,176

Non-Durables - 1.8%	AFC Enterprises, Inc. (a)	2,700	12,663
	Activision Blizzard, Inc. (a)(b)	59,888	517,432
	American Greetings Corp. Class A	3,900	29,523
	BJ’s Restaurants, Inc. (a)	2,000	21,540

See Notes to Financial Statements.

55

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Benihana, Inc. (a)	615	$1,291
	Benihana, Inc. Class A (a)	2,630	5,523
	Blue Nile, Inc. (a)(c)	1,600	39,184
	Bob Evans Farms, Inc.	3,100	63,333
	Bowl America, Inc. Class A	210	1,944
	Brinker International, Inc.	9,800	103,292
	Buffalo Wild Wings, Inc. (a)(c)	2,100	53,865
	CEC Entertainment, Inc. (a)	2,650	64,262
	CKE Restaurants, Inc.	3,800	32,984
	Cabela’s, Inc. Class A (a)(c)	4,100	23,903
	California Pizza Kitchen, Inc. (a)	3,000	32,160
	Century Casinos, Inc. (a)	5,100	5,253
	The Cheesecake Factory, Inc. (a)	6,417	64,812
	Cheniere Energy, Inc. (a)(c)	8,000	22,800
	Chipotle Mexican Grill, Inc. Class A (a)(c)	3,200	198,336
	Churchill Downs, Inc.	700	28,294
	Cosi, Inc. (a)(c)	5,500	1,590
	Cracker Barrel Old Country Store, Inc.	2,815	57,961
	Denny’s Corp. (a)	10,600	21,094
	DineEquity, Inc.	1,700	19,652
	Domino’s Pizza, Inc. (a)	4,800	22,608
	Dover Motorsports, Inc.	3,300	4,290
	Drew Industries, Inc. (a)	2,200	26,400
	Einstein Noah Restaurant Group, Inc. (a)	1,100	6,325
	Famous Dave’s of America, Inc. (a)	2,500	7,250
	Forward Industries, Inc. (a)	1,100	2,453
	Gaming Partners International Corp. (a)	1,400	7,182
	Hibbett Sports, Inc. (a)	3,418	53,697
	Hollywood Media Corp. (a)	4,300	4,300
	International Speedway Corp. Class A	3,200	91,936
	Isle of Capri Casinos, Inc. (a)	3,700	11,840
	Jack in the Box, Inc. (a)	6,100	134,749
	Jakks Pacific, Inc. (a)	2,213	45,654
	Kreisler Manufacturing Corp. (a)	300	1,461
	Krispy Kreme Doughnuts, Inc. (a)(c)	3,700	6,216
	Lancaster Colony Corp.	2,400	82,320
	Landry’s Restaurants, Inc.	1,200	13,920
	Lazare Kaplan International, Inc. (a)	300	1,251
	Leapfrog Enterprises, Inc. (a)	3,500	12,250
	Lenox Group, Inc. (a)	800	6
	LodgeNet Interactive Corp. (a)	3,000	2,100
	Luby’s, Inc. (a)	1,700	7,123
	Majesco Entertainment Co. (a)	1,500	840
	Marvel Entertainment, Inc. (a)	4,900	150,675
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700	6,834
	Midway Games, Inc. (a)(c)	7,700	1,463

See Notes to Financial Statements.

56

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Movado Group, Inc.	2,600	$24,414
	O’Charleys, Inc.	1,705	3,410
	Oil-Dri Corp. of America	700	13,125
	P.F. Chang’s China Bistro, Inc. (a)	2,595	54,339
	Panera Bread Co. Class A (a)(c)	2,900	151,496
	Papa John’s International, Inc. (a)	2,900	53,447
	Peco II, Inc. (a)	90	270
	Penn National Gaming, Inc. (a)	7,100	151,798
	RC2 Corp. (a)	1,670	17,819
	Red Robin Gourmet Burgers, Inc. (a)	1,900	31,977
	Regis Corp.	3,200	46,496
	Ruby Tuesday, Inc. (a)	2,900	4,524
	Russ Berrie & Co., Inc. (a)	1,300	3,861
	Service Corp. International	23,100	114,807
	Servotronics, Inc.	400	2,208
	Shutterfly, Inc. (a)	2,400	16,776
	Sonic Corp. (a)	6,437	78,338
	Sotheby’s Holdings, Inc. Class A (c)	7,400	65,786
	The Steak n Shake Co. (a)	900	5,355
	Steinway Musical Instruments, Inc. (a)	1,310	22,938
	Stewart Enterprises, Inc. Class A	10,200	30,702
	THQ, Inc. (a)	6,850	28,702
	Take-Two Interactive Software, Inc. (a)	6,700	50,652
	Trans World Entertainment Corp. (a)	2,400	3,144
	Trump Entertainment Resorts, Inc. (a)(c)	6,000	1,022
	Tupperware Corp.	5,955	135,179
	VCG Holding Corp. (a)(c)	2,600	3,900
	Warner Music Group Corp.	7,700	23,254
	Wendy’s	37,900	187,226
	World Wrestling Entertainment, Inc.	3,100	34,348
	Youbet.com, Inc. (a)	3,090	2,688

			3,491,835

Non-Ferrous Metals - 0.6%	A.M. Castle & Co.	1,000	10,830
	Advanced Environmental Recycling Technologies, Inc. Class A (a)	7,600	1,292
	Atna Resources Ltd. (a)	1,792	880
	Brush Engineered Materials, Inc. (a)	2,900	36,888
	Century Aluminum Co. (a)	3,800	38,000
	Coeur d’Alene Mines Corp. (a)(c)	62,700	55,176
	Commercial Metals Co.	10,900	129,383
	Encore Wire Corp.	2,527	47,912
	General Moly, Inc. (a)	5,900	6,962
	Hecla Mining Co. (a)	21,800	61,040
	Horsehead Holding Corp. (a)	5,800	27,260
	Intrepid Potash, Inc. (a)	4,100	85,157
	Kaiser Aluminum Corp.	1,100	24,772
	Metalico, Inc. (a)	2,900	4,495

See Notes to Financial Statements.

57

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Minerals Technologies, Inc.	2,100	$85,890
	Mueller Industries, Inc.	3,200	80,256
	RTI International Metals, Inc. (a)	3,000	42,930
	Reliance Steel & Aluminum Co.	5,724	114,137
	Solitario Exploration & Royalty Corp. (a)	6,600	9,900
	Southern Copper Corp. (c)	21,800	350,108
	Stillwater Mining Co. (a)	4,584	22,645
	Timberline Resources Corp. (a)	6,000	2,760
	WHX Corp. (a)	900	7,200

			1,245,873

Optical Photo & Equipment - 0.1%	CPI Corp.	1,200	4,200
	Cyberoptics Corp. (a)	1,100	5,720
	Imation Corp.	3,300	44,781
	Ingram Micro, Inc. Class A (a)	14,030	187,862
	LaserCard Corp. (a)	2,095	7,626
	Meade Instruments Corp. (a)	200	22
	Photronics, Inc. (a)	1,900	3,705
	StockerYale, Inc. (a)	100	15
	Zygo Corp. (a)	1,000	6,910

			260,841

Paper & Forest Products - 0.5%	AbitibiBowater, Inc. (a)(c)	3,664	1,722
	Boise, Inc. (a)	2,500	1,075
	Buckeye Technologies, Inc. (a)	2,800	10,192
	CSS Industries, Inc.	804	14,263
	Caraustar Industries, Inc. (a)	5,900	2,714
	Clearwater Paper Corp. (a)	1,074	9,011
	Deltic Timber Corp.	1,400	64,050
	Domtar Corp. (a)	44,500	74,315
	Kadant, Inc. (a)	780	10,514
	Kapstone Paper and Packaging Corp. (a)	4,000	9,520
	Louisiana-Pacific Corp.	10,400	16,224
	Lydall, Inc. (a)	1,800	10,350
	Neenah Paper, Inc.	2,700	23,868
	P.H. Glatfelter Co.	3,200	29,760
	Packaging Corp. of America	10,200	137,292
	Potlatch Corp.	3,759	97,772
	Rayonier, Inc.	8,071	253,026
	Rock-Tenn Co. Class A	4,100	140,138
	Smurfit-Stone Container Corp. (a)	25,880	6,599
	Universal Forest Products, Inc.	1,400	37,674
	Verso Paper Corp.	2,900	2,987
	Wausau Paper Corp.	3,800	43,472

			996,538

Producer Goods - 4.1%	AGCO Corp. (a)(b)	8,723	205,775
	Aaon, Inc.	1,550	32,364
	Actuant Corp. Class A	4,900	93,198

See Notes to Financial Statements.

58

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Akorn, Inc. (a)	8,100	$18,630
	Alamo Group, Inc.	1,400	20,930
	Albany International Corp. Class A	2,200	28,248
	Allied Motion Technologies, Inc. (a)	115	230
	Allis-Chalmers Energy, Inc. (a)	2,000	11,000
	American International Industries, Inc. (a)	3,400	6,120
	American Vanguard Corp.	1,200	14,040
	Ametek, Inc.	10,100	305,121
	Applied Industrial Technologies, Inc.	3,200	60,544
	AptarGroup, Inc.	6,100	214,964
	Arotech Corp. (a)	14	5
	Astec Industries, Inc. (a)	1,400	43,862
	BE Aerospace, Inc. (a)	8,900	68,441
	Baldor Electric Co.	3,700	66,045
	Barnes Group, Inc.	3,800	55,100
	Blount International, Inc. (a)	2,800	26,544
	Blyth, Inc.	2,700	21,168
	Briggs & Stratton Corp.	4,700	82,673
	CIRCOR International, Inc.	1,800	49,500
	Cantel Medical Corp. (a)	1,100	16,137
	Capstone Turbine Corp. (a)(c)	16,000	13,440
	Chart Industries, Inc. (a)	2,900	30,827
	Chicago Rivet & Machine Co.	100	1,199
	Clarcor, Inc.	4,700	155,946
	Cognex Corp.	4,085	60,458
	Colfax Corp. (a)	1,900	19,741
	Columbus McKinnon Corp. (a)	2,000	27,300
	Comfort Systems USA, Inc.	2,900	30,914
	Concord Camera Corp. (a)	360	882
	Cryo-Cell International, Inc. (a)	1,900	798
	Culp, Inc. (a)	600	1,188
	Curtiss-Wright Corp.	4,500	150,255
	DEI Holdings, Inc. (a)	300	120
	DXP Enterprises, Inc. (a)	1,600	23,376
	Diamond Management & Technology Consultants, Inc.	3,000	12,630
	Dynamic Materials Corp.	1,100	21,241
	The Eastern Co.	300	2,580
	Evergreen Solar, Inc. (a)(c)	15,700	50,083
	FMC Corp.	7,400	331,002
	The Fairchild Corp. (a)	1,600	480
	Federal Signal Corp.	3,200	26,272
	Flanders Corp. (a)	3,800	17,822
	Foster Wheeler Ltd. (a)	14,180	331,528
	Franklin Electric Co., Inc.	2,200	61,842
	Gardner Denver, Inc. (a)	5,300	123,702
	The Gorman-Rupp Co.	1,870	58,194

See Notes to Financial Statements.

59

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Graco, Inc.	5,887	$139,699
	GrafTech International Ltd. (a)	10,700	89,024
	HI Shear Technology Corp.	700	6,419
	HNI Corp.	3,000	47,520
	Hardinge, Inc.	1,900	7,695
	Harsco Corp.	8,000	221,440
	Herman Miller, Inc.	4,490	58,505
	Hexcel Corp. (a)	9,500	70,205
	Hubbell, Inc. Class B	4,500	147,060
	Hurco Companies, Inc. (a)	1,300	15,600
	IDEX Corp.	7,225	174,484
	Inplay Technologies, Inc. (a)	400	68
	IntriCon Corp. (a)	500	1,800
	Jarden Corp. (a)	7,175	82,513
	K-Tron International, Inc. (a)	100	7,990
	Kaydon Corp.	3,300	113,355
	Kennametal, Inc.	7,400	164,206
	Knoll, Inc.	3,700	33,374
	L.B. Foster Co. Class A (a)	1,400	43,792
	LaBarge, Inc. (a)	1,100	15,785
	Ladish Co., Inc. (a)	1,700	23,545
	Lawson Products, Inc.	534	12,202
	Lennox International, Inc.	5,500	177,595
	Libbey, Inc.	1,082	1,353
	Lincoln Electric Holdings, Inc.	3,595	183,093
	Lindsay Manufacturing Co. (c)	1,400	44,506
	Liquidity Services, Inc. (a)	2,900	24,157
	MFRI, Inc. (a)	1,400	6,062
	MSC Industrial Direct Co. Class A	4,200	154,686
	Magnetek, Inc. (a)	1,700	4,080
	Material Sciences Corp. (a)	900	1,395
	Matthews International Corp. Class A	2,600	95,368
	Merix Corp. (a)	2,700	810
	Micrel, Inc.	5,660	41,375
	Middleby Corp. (a)	1,800	49,086
	Moog, Inc. Class A (a)	3,425	125,252
	Mueller Water Products, Inc. Series B	10,100	85,244
	NACCO Industries, Inc. Class A	400	14,964
	NATCO Group, Inc. Class A (a)	1,900	28,842
	NN, Inc.	2,700	6,183
	Nordson Corp.	2,900	93,641
	Oceaneering International, Inc. (a)	5,600	163,184
	Park-Ohio Holdings Corp. (a)	1,500	9,255
	Pentair, Inc.	9,050	214,214
	Plug Power, Inc. (a)	12,107	12,349
	Presstek, Inc. (a)	3,140	10,079
	RBC Bearings, Inc. (a)	2,300	46,644

See Notes to Financial Statements.

60

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Reddy Ice Holdings, Inc.	1,000	$1,440
	Regal-Beloit Corp.	2,905	110,361
	Research Frontiers, Inc. (a)(c)	2,900	6,293
	Riviera Holdings Corp. (a)	700	2,100
	Robbins & Myers, Inc.	3,200	51,744
	Ronson Corp. (a)	1,124	596
	Roper Industries, Inc.	8,500	368,985
	SPX Corp.	4,948	200,641
	Safeguard Scientifics, Inc. (a)	7,000	4,830
	Sauer-Danfoss, Inc.	1,100	9,625
	The Shaw Group, Inc. (a)	7,900	161,713
	Somanetics Corp. (a)	1,800	29,718
	Sonic Solutions, Inc. (a)	1,800	3,168
	Spectrum Control, Inc. (a)	1,000	6,140
	Standex International Corp.	800	15,872
	Steelcase, Inc. Class A	6,400	35,968
	Strattec Security Corp.	900	14,805
	Sun Hydraulics, Inc.	1,650	31,086
	T-3 Energy Services, Inc. (a)	1,300	12,272
	Team, Inc. (a)	1,900	52,630
	Technology Research Corp.	1,500	2,490
	Tecumseh Products Co. Class A (a)	1,700	16,286
	Teleflex, Inc.	3,600	180,360
	Tennant Co.	1,700	26,180
	Tenneco, Inc. (a)	4,800	14,160
	ThermoGenesis Corp. (a)	8,000	3,440
	Timken Co.	6,700	131,521
	Trinity Industries, Inc.	7,100	111,896
	Triumph Group, Inc.	1,600	67,936
	TurboChef Technologies, Inc. (a)	2,300	11,293
	Twin Disc, Inc.	1,600	11,024
	Tyler Technologies, Inc. (a)	2,900	34,742
	Valhi, Inc.	1,240	13,268
	Valmont Industries, Inc.	1,900	116,584
	Watsco, Inc.	2,600	99,840
	Watts Water Technologies, Inc. Class A	3,200	79,904
	Woodward Governor Co.	5,800	133,516
	X-Rite, Inc. (a)	1,100	1,639

			8,240,223

Railroads & Shipping - 0.6%	Alexander & Baldwin, Inc.	4,000	100,240
	American Commercial Lines, Inc. (a)	4,500	22,050
	Capital Product Partners LP	700	5,460
	Diamondhead Casino Corp. (a)	4,600	2,760
	Eagle Bulk Shipping, Inc. (c)	5,900	40,238
	Excel Maritime Carriers Ltd. (c)	5,400	38,016
	Freightcar America, Inc.	1,500	27,405

See Notes to Financial Statements.

61

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	GATX Corp.	3,600	$111,492
	Genco Shipping & Trading Ltd. (c)	3,900	57,720
	Genesee & Wyoming, Inc. Class A (a)	2,950	89,975
	Greenbrier Cos., Inc.	3,200	21,984
	Horizon Lines, Inc. Class A	3,200	11,168
	Hornbeck Offshore Services, Inc. (a)	3,100	50,654
	International Shipholding Corp.	300	7,599
	K-Sea Transportation Partners LP	700	9,030
	Kansas City Southern (a)	8,300	158,115
	Martin Midstream Partners LP	1,600	23,520
	OSG America LP	2,400	11,808
	OceanFreight, Inc.	1,500	4,455
	Overseas Shipholding Group, Inc.	2,400	101,064
	Saia, Inc. (a)	1,400	15,204
	Ship Finance International Ltd.	4,000	44,200
	TBS International Ltd. (a)	2,700	27,081
	Trico Marine Services, Inc. (a)	3,400	15,198
	Westinghouse Air Brake Technologies Corp.	4,800	190,800

			1,187,236

Real Property - 5.4%	AMB Property Corp. (b)	9,400	220,148
	AMREP Corp. (a)	500	15,640
	Acadia Realty Trust	3,300	47,091
	Alesco Financial, Inc. (c)	1,795	790
	Alexander’s, Inc.	300	76,470
	Alexandria Real Estate Equities, Inc. (b)	3,100	187,054
	American Capital Agency Corp.	1,500	32,040
	American Land Lease, Inc.	400	5,528
	American Realty Investors, Inc. (a)	500	4,475
	Annaly Capital Management, Inc.	54,700	868,089
	Anthracite Capital, Inc. (e)	7,700	17,171
	Anworth Mortgage Asset Corp.	7,000	45,010
	Arbor Realty Trust, Inc.	2,800	8,260
	Associated Estates Realty Corp.	2,900	26,477
	Avatar Holdings, Inc. (a)	700	18,564
	BRE Properties	4,435	124,091
	BRT Realty Trust	2,000	7,400
	Big 5 Sporting Goods Corp.	3,200	16,672
	BioMed Realty Trust, Inc.	8,000	93,760
	Brandywine Realty Trust	8,914	68,727
	Brookfield Properties Corp.	20,600	159,238
	CBL & Associates Properties, Inc.	5,900	38,350
	CBRE Realty Finance, Inc.	2,300	414
	California Coastal Communities, Inc. (a)	3,200	1,600
	Camden Property Trust	5,057	158,486
	Capstead Mortgage Corp.	5,400	58,158
	Care Investment Trust, Inc.	2,700	21,033

See Notes to Financial Statements.

62

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cedar Shopping Centers, Inc.	5,400	$38,232
	Chimera Investment Corp.	14,900	51,405
	Cogdell Spencer, Inc.	400	3,744
	Colonial Properties Trust	4,300	35,819
	Corporate Office Properties Trust	4,800	147,360
	Cousins Properties, Inc.	4,400	60,940
	DCT Industrial Trust, Inc.	17,500	88,550
	DiamondRock Hospitality Co.	6,900	34,983
	Digital Realty Trust, Inc.	6,600	216,810
	Douglas Emmett, Inc.	10,900	142,354
	Duke Realty Corp.	13,975	153,166
	Dupont Fabros Technology, Inc.	3,800	7,866
	Eastgroup Properties, Inc.	2,600	92,508
	Education Realty Trust, Inc.	4,000	20,880
	Entertainment Properties Trust	3,100	92,380
	Equity Lifestyle Properties, Inc.	1,900	72,884
	Equity One, Inc. (c)	3,655	64,694
	Essex Property Trust, Inc.	2,700	207,225
	Federal Realty Investment Trust	5,840	362,547
	FelCor Lodging Trust, Inc.	6,700	12,328
	First Acceptance Corp. (a)	1,327	3,848
	First Industrial Realty Trust, Inc.	5,900	44,545
	First Potomac Realty Trust	2,600	24,180
	Forest City Enterprises, Inc. Class A	6,800	45,560
	Forestar Group, Inc. (a)	2,833	26,970
	General Growth Properties, Inc. (c)	25,900	33,411
	Getty Realty Corp.	1,900	40,014
	Gladstone Commercial Corp.	2,000	17,000
	Glimcher Realty Trust	4,900	13,769
	Grubb & Ellis Co.	4,922	6,103
	HRPT Properties Trust	20,300	68,411
	Hatteras Financial Corp.	3,000	79,800
	Health Care REIT, Inc.	10,352	436,854
	Healthcare Realty Trust, Inc.	5,900	138,532
	Highwoods Properties, Inc.	5,550	151,848
	Hilltop Holdings, Inc. (a)	5,680	55,323
	Home Properties, Inc.	3,700	150,220
	Hospitality Properties Trust	9,305	138,365
	Icahn Enterprises LP	600	15,870
	Inland Real Estate Corp.	6,400	83,072
	Interval Leisure Group, Inc. (a)	3,860	20,805
	Investors Real Estate Trust	6,500	69,615
	iStar Financial, Inc. (c)	17,200	38,356
	JER Investors Trust, Inc. (c)	500	465
	Jones Lang LaSalle, Inc.	3,100	85,870
	Kilroy Realty Corp.	3,900	130,494

See Notes to Financial Statements.

63

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kite Realty Group Trust	1,700	$9,452
	LTC Properties, Inc.	1,400	28,392
	LTC-Amerivest Liquidating Trust (a)(f)	4,400	0
	LaSalle Hotel Properties	5,100	56,355
	Lexington Corporate Properties Trust	6,120	30,600
	Liberty Property Trust	8,960	204,557
	LoopNet, Inc. (a)	4,000	27,280
	MFA Financial, Inc.	19,800	116,622
	The Macerich Co. (c)	7,900	143,464
	Mack-Cali Realty Corp.	6,400	156,800
	Maguire Properties, Inc.	4,500	6,570
	Market Leader, Inc. (a)	1,600	2,720
	Meruelo Maddux Properties, Inc. (a)	3,400	4,216
	Mid-America Apartment Communities, Inc.	2,700	100,332
	Mission West Properties, Inc.	1,100	8,415
	Move, Inc. (a)	10,424	16,678
	National Health Investors, Inc.	1,900	52,117
	National Retail Properties, Inc.	7,391	127,051
	Nationwide Health Properties, Inc.	9,200	264,224
	New York Mortgage Trust, Inc.	3,300	7,227
	Newcastle Investment Corp.	5,605	4,708
	NorthStar Realty Finance Corp. (c)	6,400	25,024
	Omega Healthcare Investors, Inc.	7,200	114,984
	Origen Financial, Inc.	3,500	2,065
	Orleans Homebuilders, Inc. (c)	900	1,062
	PS Business Parks, Inc.	1,900	84,854
	Parkway Properties, Inc.	2,200	39,600
	Pennsylvania Real Estate Investment Trust	4,099	30,538
	Pope Resources, Ltd. LP	300	5,970
	Post Properties, Inc.	3,800	62,700
	RAIT Investment Trust	6,300	16,380
	Ramco-Gershenson Properties Trust	1,600	9,888
	Reading International, Inc. Class A (a)	1,300	4,992
	Realty Income Corp. (c)	9,700	224,555
	Redwood Trust, Inc.	3,500	52,185
	Regency Centers Corp.	6,600	308,220
	SL Green Realty Corp.	6,382	165,294
	Saul Centers, Inc.	1,300	51,350
	Senior Housing Properties Trust	11,200	200,704
	Sovran Self Storage, Inc.	1,800	64,800
	The St. Joe Co. (a)(c)	9,200	223,744
	Stonemor Partners LP	1,800	21,294
	Strategic Hotel Capital, Inc.	5,400	9,072
	Stratus Properties, Inc. (a)	200	2,492
	Sun Communities, Inc.	2,600	36,400
	Sunstone Hotel Investors, Inc.	6,100	37,759

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Tanger Factory Outlet Centers, Inc.	3,600	$135,432
	Taubman Centers, Inc.	5,000	127,300
	Thomas Properties Group, Inc.	2,600	6,734
	Toreador Resources Corp. (a)	3,400	18,666
	Transcontinental Realty Investors, Inc. (a)	100	1,175
	Tree.com, Inc. (a)	643	1,672
	U-Store-It Trust	5,000	22,250
	UDR, Inc.	12,365	170,513
	Universal Health Realty Income Trust	1,300	42,783
	Urstadt Biddle Properties, Inc.	1,300	18,525
	Urstadt Biddle Properties, Inc. Class A	900	14,337
	Ventas, Inc.	14,400	483,408
	Washington Real Estate Investment Trust	5,700	161,310
	Weingarten Realty Investors	7,575	156,727
	ZipRealty, Inc. (a)	1,049	2,780

			10,674,029

Retail - 2.7%	1-800-FLOWERS.COM, Inc. Class A (a)	4,470	17,075
	99 Cents Only Stores (a)	4,166	45,534
	A.C. Moore Arts & Crafts, Inc. (a)	3,100	4,340
	Aaron Rents, Inc. (b)	4,375	116,462
	Advance Auto Parts, Inc. (b)	8,800	296,120
	Allion Healthcare, Inc. (a)	3,200	13,184
	Alloy, Inc. (a)	1,300	5,499
	American Apparel, Inc. (a)	2,700	5,373
	American Eagle Outfitters, Inc.	15,765	147,560
	AnnTaylor Stores Corp. (a)	4,375	25,243
	Arden Group, Inc. Class A	200	25,200
	Asbury Automotive Group, Inc.	5,400	24,678
	BJ’s Wholesale Club, Inc. (a)	5,300	181,578
	Barnes & Noble, Inc.	3,500	52,500
	Bidz.com, Inc. (a)(c)	700	3,220
	Bluegreen Corp. (a)	1,100	3,443
	The Bon-Ton Stores, Inc. (c)	2,600	2,678
	Books-A-Million, Inc.	1,200	3,060
	Borders Group, Inc.	6,200	2,480
	Brightpoint, Inc. (a)	5,556	24,169
	Build-A-Bear Workshop, Inc. (a)	1,300	6,318
	CarMax, Inc. (a)(c)	17,700	139,476
	Casey’s General Stores, Inc.	5,200	118,404
	Casual Male Retail Group, Inc. (a)	3,100	1,612
	The Cato Corp. Class A	2,750	41,525
	Central Garden & Pet Co. Class A (a)	4,700	27,730
	Charlotte Russe Holding, Inc. (a)	3,700	24,013
	Charming Shoppes, Inc. (a)	15,155	36,978
	Chico’s FAS, Inc. (a)	13,700	57,266
	The Children’s Place Retail Stores, Inc. (a)	2,405	52,140

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Christopher & Banks Corp.	2,238	$12,533
	Coldwater Creek, Inc. (a)	7,470	21,290
	Collective Brands, Inc. (a)	6,300	73,836
	Cost Plus, Inc. (a)(c)	4,700	4,409
	DSW, Inc. Class A (a)(c)	2,400	29,904
	dELiA*s, Inc. (a)	5,199	11,438
	Dillard’s, Inc. Class A	8,600	34,142
	Dollar Tree, Inc. (a)	8,305	347,149
	Dress Barn, Inc. (a)	5,506	59,134
	drugstore.com, Inc. (a)	3,400	4,216
	Eddie Bauer Holdings, Inc. (a)	800	408
	The Finish Line, Inc. Class A	4,247	23,783
	Flanigan’s Enterprises, Inc. (a)	200	704
	Foot Locker, Inc.	13,900	102,026
	Fred’s, Inc.	2,850	30,666
	Gander Mountain Co. (a)(c)	1,400	3,262
	Genesco, Inc. (a)	2,300	38,916
	The Great Atlantic & Pacific Tea Co., Inc. (a)	2,920	18,308
	Gymboree Corp. (a)	2,900	75,661
	HFF, Inc. Class A (a)	2,700	6,615
	HSN, Inc. (a)	3,860	28,062
	Hanesbrands, Inc. (a)	9,300	118,575
	hhgregg, Inc. (a)	1,000	8,680
	Hillenbrand, Inc.	5,645	94,159
	Hot Topic, Inc. (a)	5,750	53,303
	IAC/InterActiveCorp. (a)	6,150	96,740
	Insight Enterprises, Inc. (a)	4,000	27,600
	Jamba, Inc. (a)(c)	3,800	1,634
	Jo-Ann Stores, Inc. (a)	2,665	41,281
	Kirkland’s, Inc. (a)	1,100	2,915
	Lumber Liquidators, Inc. (a)	700	7,392
	Men’s Wearhouse, Inc.	4,000	54,160
	O’Reilly Automotive, Inc. (a)	12,324	378,840
	OfficeMax, Inc.	8,200	62,648
	Overstock.com, Inc. (a)	1,300	14,014
	PC Connection, Inc. (a)	3,000	15,360
	Pacific Sunwear of California, Inc. (a)	7,125	11,329
	The Pep Boys - Manny, Moe & Jack	3,700	15,281
	Pet DRx Corp. (a)	4,900	2,058
	PetSmart, Inc.	12,300	226,935
	Pier 1 Imports, Inc. (a)	8,500	3,145
	PriceSmart, Inc.	1,950	40,287
	Rent-A-Center, Inc. (a)	6,500	114,725
	Retail Ventures, Inc. (a)	2,200	7,634
	Rite Aid Corp. (a)(c)	57,600	17,856
	Ross Stores, Inc.	12,800	380,544

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ruddick Corp.	3,600	$99,540
	Ruth’s Hospitality Group, Inc. (a)	3,400	4,692
	Saks, Inc. (a)	12,200	53,436
	Sally Beauty Co., Inc. (a)	8,470	48,194
	School Specialty, Inc. (a)	2,000	38,240
	Sharper Image Corp. (a)(c)	2,800	98
	Shoe Carnival, Inc. (a)	1,800	17,190
	Signet Jewelers Ltd.	8,800	76,296
	Stamps.com, Inc. (a)	2,750	27,033
	Stein Mart, Inc. (a)	6,000	6,780
	Systemax, Inc.	1,200	12,924
	The Talbots, Inc.	3,300	7,887
	Texas Roadhouse, Inc. Class A (a)	5,600	43,400
	Ticketmaster Entertainment (a)	3,860	24,781
	Titan Machinery, Inc. (a)	1,400	19,684
	Tractor Supply Co. (a)	2,800	101,192
	Tuesday Morning Corp. (a)	3,100	5,053
	Tween Brands, Inc. (a)	4,600	19,872
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	31,936
	Unifirst Corp.	1,700	50,473
	United Stationers, Inc. (a)	2,500	83,725
	Urban Outfitters, Inc. (a)	11,400	170,772
	Weis Markets, Inc.	1,200	40,356
	West Marine, Inc. (a)	1,600	6,784
	The Wet Seal, Inc. Class A (a)	8,675	25,765
	Williams-Sonoma, Inc.	7,800	61,308
	Winmark Corp. (a)	600	6,894
	Zale Corp. (a)(c)	4,200	13,986
	Zumiez, Inc. (a)	2,600	19,370

			5,346,076

Soaps & Cosmetics - 0.4%	Alberto-Culver Co.	8,170	200,246
	Bare Escentuals, Inc. (a)	6,500	33,995
	Chattem, Inc. (a)	1,800	128,754
	Church & Dwight Co., Inc.	6,400	359,168
	Elizabeth Arden, Inc. (a)	3,300	41,613
	Inter Parfums, Inc.	2,450	18,816
	Nu Skin Enterprises, Inc. Class A	4,300	44,849
	Parlux Fragrances, Inc. (a)	1,100	3,212
	Physicians Formula Holdings, Inc. (a)	1,000	2,790
	Revlon, Inc., Class A (a)	2,989	19,937
	Steiner Leisure Ltd. (a)	1,100	32,472

			885,852

Steel - 0.5%	Ampco-Pittsburgh Corp.	1,000	21,700
	Carpenter Technology Corp.	4,700	96,538
	Cliffs Natural Resources, Inc.	10,500	268,905
	Cold Metal Products, Inc. (a)	1,400	0

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Friedman Industries, Inc.	600	$4,008
	Gibraltar Industries, Inc.	3,400	40,596
	Northwest Pipe Co. (a)	1,200	51,132
	Olympic Steel, Inc.	1,505	30,657
	Omega Flex, Inc.	500	10,470
	Schnitzer Steel Industries, Inc. Class A	2,450	92,243
	Shiloh Industries, Inc.	400	1,200
	Steel Dynamics, Inc.	18,460	206,383
	Synalloy Corp.	1,300	6,240
	Universal Stainless & Alloy Products, Inc. (a)	700	10,143
	Worthington Industries, Inc.	6,300	69,426

			909,641

Telephone - 1.7%	ADC Telecommunications, Inc. (a)(b)	12,900	70,563
	ATSI Communications, Inc. (a)	75	7
	Acme Packet, Inc. (a)	5,400	28,404
	Adtran, Inc.	6,880	102,374
	Airspan Networks, Inc. (a)	7,800	709
	Alaska Communications Systems Group, Inc.	4,900	45,962
	Applied Signal Technology, Inc.	1,900	34,086
	Aruba Networks, Inc. (a)	5,000	12,750
	Atlantic Tele-Network, Inc.	500	13,275
	Autobytel, Inc. (a)	8,000	3,600
	Centennial Communications Corp. (a)	7,900	63,674
	Cincinnati Bell, Inc. (a)	17,900	34,547
	Clearwire Corp. Class A (a)(c)	7,200	35,496
	Consolidated Communications Holdings, Inc.	3,484	41,390
	Crown Castle International Corp. (a)	24,590	432,292
	D&E Communications, Inc.	999	6,693
	Digital Angel Corp. (a)	588	294
	Ditech Networks, Inc. (a)	2,000	1,638
	Equinix, Inc. (a)(c)	3,515	186,963
	Extreme Networks, Inc. (a)	13,000	30,420
	FairPoint Communications, Inc.	9,600	31,488
	FiberTower Corp. (a)	22,700	3,632
	Fibernet Telecom Group, Inc. (a)	1	11
	Finisar Corp. (a)	26,135	9,931
	Fusion Telecommunications International, Inc. (a)	4,500	900
	General Communication, Inc. Class A (a)	3,400	27,506
	GeoEye, Inc. (a)	2,300	44,229
	Global Crossing Ltd. (a)	2,595	20,604
	Globalstar, Inc. (a)	5,600	1,120
	Globecomm Systems Inc. (a)	1,400	7,686
	GoAmerica, Inc. (a)	6	28
	HickoryTech Corp.	800	4,352
	Hughes Communications, Inc. (a)	900	14,346
	ICO Global Communications Holdings Ltd. (a)	15,100	17,063

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ID Systems, Inc. (a)	1,600	$6,480
	IDT Corp. Class B (a)	4,600	1,840
	Ibasis, Inc. (a)	2,400	3,384
	Iowa Telecommunications Services, Inc.	4,300	61,404
	iPCS, Inc. (a)	1,900	13,034
	j2 Global Communications, Inc. (a)	4,500	90,180
	Leap Wireless International, Inc. (a)(c)	5,100	137,139
	Level 3 Communications, Inc. (a)(c)	152,088	106,462
	MetroPCS Communications, Inc. (a)	24,600	365,310
	NET2000 Communications, Inc. (a)	300	0
	NII Holdings, Inc. (a)	16,600	301,788
	NTELOS Holdings Corp.	3,000	73,980
	Neutral Tandem, Inc. (a)	1,400	22,708
	Nextwave Wireless, Inc. (a)	4,100	369
	Novatel Wireless, Inc. (a)	5,586	25,919
	Occam Networks, Inc. (a)	400	960
	Optical Cable Corp. (a)	247	667
	PAETEC Holding Corp. (a)	20,500	29,520
	Primus Telecommunications GP (a)	29,100	1,746
	RCN Corp. (a)	4,500	26,550
	Shenandoah Telecom Co.	2,000	56,100
	Sonus Networks, Inc. (a)	22,000	34,760
	SureWest Communications	800	9,136
	Syniverse Holdings, Inc. (a)	2,900	34,626
	TW Telecom, Inc. (a)	14,400	121,968
	Telephone & Data Systems, Inc.	6,900	219,075
	Telephone & Data Systems, Inc. (Special Shares)	2,900	81,490
	Telular Corp. (a)	200	264
	TerreStar Corp. (a)	5,100	2,040
	Terremark Worldwide, Inc. (a)	2,700	10,503
	U.S. Cellular Corp. (a)	1,600	69,184
	USA Mobility, Inc.	3,200	37,024
	UTStarcom, Inc. (a)(c)	10,500	19,425
	Virgin Media, Inc.	29,455	146,980
	Virgin Mobile USA, Inc. (a)	5,800	4,872
	Vonage Holdings Corp. (a)(c)	11,300	7,458
	Warwick Valley Telephone Co.	1,500	13,710

			3,466,088

Tires & Rubber Goods - 0.1%	American Biltrite, Inc. (a)	200	360
	Carlisle Cos., Inc.	6,000	124,200
	Cooper Tire & Rubber Co.	6,400	39,424
	SRI/Surgical Express, Inc. (a)	1,000	1,710
	Synergetics USA, Inc. (a)	400	356

			166,050

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 0.1%	Alliance One International, Inc. (a)	6,500	$19,110
	M&F Worldwide Corp. (a)	1,600	24,720
	Schweitzer-Mauduit International, Inc.	900	18,018
	Universal Corp.	2,745	81,993
	Vector Group Ltd.	4,511	61,440

			205,281

Travel & Recreation - 0.9%	Aldila, Inc.	100	237
	All-American SportPark, Inc. (a)	4,038	525
	Ambassadors Group, Inc.	2,500	23,000
	Amerco, Inc. (a)	800	27,624
	American Classic Voyages Co. (a)	100	1
	Ameristar Casinos, Inc.	2,500	21,600
	Bally Technologies, Inc. (a)	5,000	120,150
	Boyd Gaming Corp.	3,700	17,501
	Brunswick Corp.	11,600	48,836
	CKX, Inc. (a)	6,000	22,020
	Callaway Golf Co.	6,800	63,172
	Cedar Fair, LP (c)	4,200	52,626
	Choice Hotels International, Inc.	3,400	102,204
	Dick’s Sporting Goods, Inc. (a)	8,500	119,935
	Dollar Thrifty Automotive Group, Inc. (a)	2,100	2,289
	Dover Downs Gaming & Entertainment, Inc.	3,116	9,909
	Elixir Gaming Technologies, Inc. (a)	3,300	429
	Empire Resorts, Inc. (a)	5,300	5,777
	Full House Resorts, Inc. (a)	1,000	1,120
	Great Wolf Resorts, Inc. (a)	1,800	2,772
	Interstate Hotels & Resorts, Inc. (a)	3,800	2,622
	Las Vegas Sands Corp. (a)	28,000	166,040
	Life Time Fitness, Inc. (a)(c)	2,600	33,670
	Lodgian, Inc. (a)	1,100	2,343
	MGM Mirage (a)(c)	9,111	125,367
	MTR Gaming Group, Inc. (a)	2,100	3,528
	Marcus Corp.	1,500	24,345
	Marine Products Corp.	700	3,934
	Monarch Casino & Resort, Inc. (a)	1,900	22,135
	Morgans Hotel Group Co. (a)	3,800	17,708
	Multimedia Games, Inc. (a)	1,900	4,522
	Orbitz Worldwide, Inc. (a)	4,800	18,624
	Orient Express Hotels Ltd. Class A	4,000	30,640
	Pinnacle Entertainment, Inc. (a)	4,600	35,328
	Pool Corp.	4,650	83,561
	Premier Exhibitions, Inc. (a)	3,700	4,070
	Progressive Gaming International Corp. (a)	837	76
	Red Lion Hotels Corp. (a)	500	1,190
	Rick’s Cabaret International, Inc. (a)	900	3,591
	Royal Caribbean Cruises Ltd.	13,200	181,500

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Scientific Games Corp. Class A (a)	7,200	$126,288
	Shuffle Master, Inc. (a)	7,343	36,421
	Silverleaf Resorts, Inc. (a)	6,600	4,686
	Six Flags, Inc. (a)	11,700	3,627
	Sonesta International Hotels Corp. Class A	200	2,734
	Speedway Motorsports, Inc.	1,500	24,165
	Sport Supply Group, Inc.	2,100	14,700
	Town Sports International Holdings, Inc. (a)	700	2,233
	TravelCenters of America LLC (a)	2,260	5,424
	Travelzoo, Inc. (a)	1,100	6,116
	Vail Resorts, Inc. (a)(c)	2,500	66,500
	WMS Industries, Inc. (a)	4,900	131,810

			1,831,225

Trucking & Freight - 0.8%	Arkansas Best Corp.	2,800	84,308
	BancTrust Financial Group, Inc.	1,488	21,963
	Celadon Group, Inc. (a)	1,725	14,714
	Con-way, Inc.	4,500	119,700
	Covenant Transport Group Class A (a)	2,700	5,427
	Dynamex, Inc. (a)	300	4,425
	Forward Air Corp.	3,000	72,810
	Frozen Food Express Industries, Inc.	1,900	10,792
	HUB Group, Inc. Class A (a)	3,400	90,202
	Heartland Express, Inc.	7,008	110,446
	Hythiam, Inc. (a)(c)	10,400	4,056
	J.B. Hunt Transport Services, Inc.	10,600	278,462
	Knight Transportation, Inc.	5,700	91,884
	Landstar System, Inc.	5,300	203,679
	Marten Transport Ltd. (a)	1,237	23,454
	Old Dominion Freight Line, Inc. (a)	3,162	89,991
	P.A.M. Transportation Services, Inc. (a)	400	2,800
	Pacer International, Inc.	3,900	40,677
	Quality Distribution, Inc. (a)	1,500	4,500
	TAL International Group, Inc.	1,400	19,740
	USA Truck, Inc. (a)	700	9,653
	UTI Worldwide, Inc.	8,500	121,890
	Universal Truckload Services, Inc. (a)	900	12,744
	Wabash National Corp.	1,800	8,100
	Werner Enterprises, Inc.	5,700	98,838
	YRC Worldwide, Inc. (a)(c)	5,729	16,442

			1,561,697

	Total Common Stocks - 95.5%		190,453,980

	Warrants (g)

Business Machines - 0.0%	Lantronix, Inc. (expires 2/09/11)	2	0

Energy & Utilities - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (h)	30	0

Motor Vehicles - 0.0%	Federal-Mogul Corp. Class A (expires 12/27/14)	249	37

	Total Warrants - 0.0%		37

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008	(Percentages shown are based on Net Assets)

Industry	Rights	Shares	Value

Drugs & Medicine - 0.0%	Ligand Pharmaceuticals Inc. (f)(i)	4,000	$0

	Total Rights - 0.0%		0

	Other Interests (j)

Drugs & Medicine - 0.0%	Tripos, Inc. Liquidating Trust (f)	700	0

Energy & Utilities - 0.0%	PetroCorp Inc. (Escrow Shares) (f)	600	0

	Total Other Interests - 0.0%		0

	Total Long-Term Investments (Cost - $256,291,831) - 95.5%		190,454,017

	Short-Term Securities	Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 1.64% (e)(k)	$6,982	6,982,379
	BlackRock Liquidity Series, LLC Money Market Series, 0.80% (e)(k)(l)	8,331	8,331,433

	Total Short-Term Securities (Cost - $15,313,812) - 7.7%		15,313,812

	Total Investments (Cost - $271,605,643*) - 103.2%		205,767,829
	Liabilities in Excess of Other Assets - (3.2)%		(6,364,871)

	Net Assets - 100.0%		$199,402,958

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$274,459,171

Gross unrealized appreciation	$20,592,303
Gross unrealized depreciation	(89,283,645)

Net unrealized depreciation	$(68,691,342)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Depositary receipts.

(e)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

				Realized Gain (Loss)
Affiliate	Purchase Cost	Sale Cost			Income

Anthracite Capital, Inc.	$24,304	$5,153		$(2,250)	$5,441
BlackRock, Inc.	$196,596	$1,017,748		$444,397	$16,770
BlackRock Liquidity Series, LLC Cash Sweep Series	—	$2,295,567	*	—	$230,866
BlackRock Liquidity Series, LLC Money Market Series	—	$37,252,463	*	—	$498,365

* Represents net sales cost.

(f)	Security is valued in accordance with the Series’ fair valuation policy.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008

(h)	Restricted security as to resale, representing 0.0% of net assets, was as follows:

Issue	Acquisition Date(s)	Cost	Value

GreenHunter Energy, Inc.	4/18/2008 - 5/16/08	$—	$—

(i)	The rights may be exercised until 12/31/11.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Represents the current yield as of report date.

(l)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease. These industry classifications are unaudited.

•	Financial futures contracts purchased as of December 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

44	Russell 2000 Index	March 2009	$2,054,670	$136,090
122	S&P 400 Midcap Index	March 2009	$6,203,550	350,290

Total				$486,380

See Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments December 31, 2008

•

Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$190,454,017	$486,380
Level 2	15,313,812	—
Level 3	—	—

Total	$205,767,829	$486,380

* Other financial instruments are futures.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of January 1, 2008	—
Change in unrealized appreciation (depreciation)[1]	$105
Net purchases (sales)	(105)

Balance, as of December 31, 2008	$—

[1]	Included in the realized net change in unrealized appreciation/depreciation on the Statement of Operations.

See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

	As of December 31, 2008

Assets:	Investments at value - unaffiliated (including securities loaned of $7,874,721 (cost - $256,076,250)	$190,168,546
	Investments at value - affiliated (cost - $15,529,393)	15,599,283
	Investments sold receivable	1,301,365
	Contributions receivable from investors	266,055
	Dividends receivable	262,649
	Margin variation receivable	171,678
	Securities lending income receivable - affiliated	31,704
	Prepaid expenses	9,094
	Other assets	369

	Total assets	207,810,743

Liabilities:	Collateral at value - securities loaned	8,331,433
	Bank overdraft	23,134
	Investments purchased payable	19,161
	Investment advisory fees payable	1,599
	Other affiliates payable	1,254
	Officer’s and Directors’ fees payable	56
	Other accrued expenses payable	31,148

	Total liabilities	8,407,785

Net Assets:	Net assets	$199,402,958

Net Assets Consist of:	Investors’ capital	$264,754,392
	Net unrealized appreciation/depreciation	(65,351,434)

	Net assets	$199,402,958

See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENT OF OPERATIONS

	Year Ended December 31, 2008

Investment Income:	Dividends	$3,635,227
	Foreign taxes withheld	(2,497)
	Income - affiliated	253,077
	Securities lending - affiliated	498,365

	Total income	4,384,172

Expenses:	Custodian	82,202
	Professional	75,343
	Accounting services	73,832
	Investment advisory	27,788
	Officer and Directors	19,922
	Printing	14,059
	Miscellaneous	8,454

	Total expenses	301,600
	Less fees paid indirectly	(243)

	Total expenses after fees paid indirectly	301,357

	Net investment income	4,082,815

Realized & Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments - unaffiliated	10,323,433
	Investments - affiliated	442,147
	Futures	(6,941,983)

		3,823,597

	Net change in unrealized appreciation/depreciation on:
	Investments	(139,582,240)
	Futures	450,745

		(139,131,495)

	Total realized and unrealized loss	(135,307,898)

	Net Decrease in Net Assets Resulting from Operations	$(131,225,083)

See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended December 31,

	Increase (Decrease) in Net Assets:	2008	2007

Operations:	Net investment income	$4,082,815	$4,968,923
	Net realized gain	3,823,597	17,639,615
	Net change in unrealized appreciation/depreciation	(139,131,495)	(4,537,443)

	Net increase (decrease) in net assets resulting from operations	(131,225,083)	18,071,095

Capital Transactions:	Proceeds from contributions	92,218,871	120,701,475
	Fair value of withdrawals	(78,350,356)	(146,355,748)

	Net increase (decrease) in net assets derived from capital transactions	13,868,515	(25,654,273)

Net Assets:	Total decrease in net assets	(117,356,568)	(7,583,178)
	Beginning of year	316,759,526	324,342,704

	End of year	$199,402,958	$316,759,526

See Notes to Financial Statements.

Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

		Year Ended December 31,

		2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	(39.13)%	5.22%	15.92%	10.58%	18.43%

Ratios to Average Net Assets:	Total expenses after fees paid indirectly	0.11%	0.08%	0.08%	0.07%	0.09%

	Total expenses	0.11%	0.08%	0.08%	0.07%	0.09%

	Net investment income	1.47%	1.33%	1.66%	1.25%	1.08%

Supplemental Data:	Net assets, end of year (000)	$199,403	$316,760	$324,343	$252,955	$217,991

	Portfolio turnover	33%	33%	24%	18%	23%

See Notes to Financial Statements.

Master Extended Market Index Series

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Extended Market Index Series (the “Series”), a diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies both to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts - The Series may purchase or sell financial or index futures contracts and options on futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required.

It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Series is disregarded as an entity from its owner for tax purposes, therefore it is not required to file income tax returns. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the years ended December 31, 2005 through December 31, 2007. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended December 31, 2008, the Series received only cash collateral for any securities loaned.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Series’ financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Series recorded a bank overdraft, which resulted from estimates of available cash.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the largest stockholders of BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are affiliates of BlackRock, Inc.

The Advisor is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ average daily net assets. The Advisor has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver can be discontinued at any time.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the year ended December 31, 2008, the Series reimbursed the Advisor $5,084 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are on the Statement of Operations as fees paid indirectly.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2008, the Series lent securities with a value of $225,914 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Series on such investments is shown as securities lending – affiliated on the Statement of Operations. For the year ended December 31, 2008, BIM received $122,735 in securities lending agent fees.

In addition, MLPF&S received $4,669 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Series reimburses the Advisor for compensation paid to the Master LLC’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2008 were $95,511,727 and $90,864,856, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the year ended December 31, 2008.

5. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities. The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Event:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of
Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting Quantitative Master Series LLC, (the “Master LLC”) as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 25, 2009

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock - Advised Funds and Portfolios Overseen	Public Directorships

Non-Interested Directors [1]

Ronald W. Forbes 40 East 52nd Street New York, NY 10022 1940	Co-Chair of the Board of Directors and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	34 Funds 81 Portfolios	None

Rodney D. Johnson 40 East 52nd Street New York, NY 10022 1941	Co-Chair of the Board of Directors and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center since 2002; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy (civic) since 2006.

				34 Funds 81 Portfolios	None

David O. Beim 40 East 52nd Street New York, NY 10022 1940	Director	Since 2007

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990 to 2006.

				34 Funds 81 Portfolios	None

Dr. Matina Horner 40 East 52nd Street New York, NY 10022 1939	Director	Since 2007	Formerly Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	34 Funds 81 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 40 East 52nd Street New York, NY 10022 1939	Director and Member of the Audit Committee	Since 2007

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.

				34 Funds 81 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 40 East 52nd Street New York, NY 10022 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	34 Funds 81 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr. 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Formerly Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				34 Funds 81 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)

Robert C. Robb, Jr. 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	34 Funds 81 Portfolios	None

Toby Rosenblatt 40 East 52nd Street New York, NY 10022 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director of Forward Management, LLC since 2007; Director, The James Irvine Foundation (philanthropic foundation) since 1997; Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.

				34 Funds 81 Portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish 40 East 52nd Street New York, NY 10022 1951	Chair of the Audit Committee and Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001; Committee Member/Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Formerly Director, Inter-Tel from 2006 to 2007.

			34 Funds 81 Portfolios	None

Frederick W. Winter 40 East 52nd Street New York, NY 10022 1945	Director and Member of the Audit Committee	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Formerly Director, Indotronix International (IT services) from 2004 to 2008; Director, Tippman Sports (recreation) since 2005.

			34 Funds 81 Portfolios	None

[1]	Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows directors as joining the Master LLC’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors [1]

Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Director	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

			174 Funds 286 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Director	Since 2007

Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			174 Funds 286 Portfolios	None

[1]

Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Master LLC based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC Securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Name, Address and Year of Birth	Position(s) Held with Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years

Master LLC Officers [1]

Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Master LLC President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from 1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2007	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.)of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]	Officers of the Master LLC serve at the pleasure of the Board of Directors.

Additional Information

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

Master Extended Market Index Series of Quantitative Master Series LLC	$ 39,000	$ 45,500	$ 0	$ 0	$ 9,200	$ 9,200	$ 0	$ 0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

          Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

Master Extended Market Index Series of Quantitative Master Series LLC	$ 414,200	$ 293,700

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $405,000, 0%

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke

Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 23, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 23, 2009